GOTHAM NEUTRAL FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.7%
Automobiles & Components — 1.2%
Adient PLC (Ireland)*	2,345	$81,536
American Axle & Manufacturing Holdings, Inc.(a)*	4,505	37,572
BorgWarner, Inc.(a)	386	14,915
Cooper Tire & Rubber Co.(a)	294	11,907
Ford Motor Co.(a)	195	1,714
General Motors Co.(a)	26	1,083
Gentherm, Inc.(a)*	758	49,437
Magna International, Inc. (Canada)	2,290	162,132
Standard Motor Products, Inc.(a)	4	162
Tenneco, Inc., Class A(a)*	5,463	57,908
Thor Industries, Inc.(a)	96	8,927
Visteon Corp.(a)*	424	53,220
Winnebago Industries, Inc.(a)	34	2,038

		482,551

Capital Goods — 16.2%
3M Co.(a)	501	87,570
Acuity Brands, Inc.(a)	561	67,931
Advanced Drainage Systems, Inc.(a)	104	8,692
AECOM(a)*	2,272	113,100
Altra Industrial Motion Corp.(a)	1,315	72,890
AMETEK, Inc.(a)	553	66,880
Apogee Enterprises, Inc.(a)	27	855
Atkore International Group, Inc.(a)*	1,559	64,090
Ballard Power Systems, Inc. (Canada)*	4,351	101,813
Bloom Energy Corp., Class A(a)*	416	11,923
BMC Stock Holdings, Inc.(a)*	235	12,615
Carrier Global Corp.(a)	170	6,412
Colfax Corp.(a)*	12,855	491,575
Columbus McKinnon Corp.(a)	918	35,288
Crane Co.(a)	184	14,289
Cubic Corp.(a)	38	2,358
Cummins, Inc.(a)	272	61,771
Curtiss-Wright Corp.(a)	72	8,377
Dover Corp.(a)	1,037	130,921
Dycom Industries, Inc.(a)*	345	26,054
Emerson Electric Co.(a)	594	47,740
Flowserve Corp.(a)	2,571	94,741
Fortive Corp.(a)	1,257	89,021
Fortune Brands Home & Security, Inc.(a)	2,855	244,731
Franklin Electric Co., Inc.(a)	596	41,249
FuelCell Energy, Inc.(a)*	33,206	370,911

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Generac Holdings, Inc.(a)*	89	$20,239
Gibraltar Industries, Inc.(a)*	2,039	146,686
GMS, Inc.(a)*	3,337	101,712
Honeywell International, Inc.(a)	673	143,147
Howmet Aerospace, Inc.(a)	21,468	612,697
Hubbell, Inc.(a)	188	29,477
ITT, Inc.(a)	359	27,650
L3Harris Technologies, Inc.(a)	657	124,186
Lennox International, Inc.(a)	165	45,205
Lockheed Martin Corp.(a)	406	144,122
Masco Corp.(a)	2,737	150,343
Middleby Corp. (The)(a)*	229	29,523
Mueller Industries, Inc.(a)	1,497	52,560
Northrop Grumman Corp.(a)	210	63,991
NOW, Inc.(a)*	22	158
nVent Electric PLC (Ireland)	2,093	48,746
Owens Corning(a)	3,928	297,585
Parker-Hannifin Corp.(a)	60	16,345
Pentair PLC (Ireland)	2,939	156,032
Primoris Services Corp.	2	55
Quanta Services, Inc.(a)	2,675	192,653
Regal Beloit Corp.(a)	521	63,984
Rexnord Corp.(a)	1,230	48,573
Simpson Manufacturing Co., Inc.(a)	2,508	234,373
SiteOne Landscape Supply, Inc.(a)*	935	148,319
Snap-on, Inc.(a)	618	105,765
SPX FLOW, Inc.(a)*	1,512	87,636
Stanley Black & Decker, Inc.(a)	51	9,107
Textainer Group Holdings Ltd. (Bermuda)*	15	288
Toro Co. (The)(a)	163	15,459
TPI Composites, Inc.(a)*	1,177	62,122
Trane Technologies PLC (Ireland)	1,205	174,918
TransDigm Group, Inc.(a)*	71	43,938
UFP Industries, Inc.(a)	2,931	162,817
United Rentals, Inc.(a)*	201	46,614
Univar Solutions, Inc.(a)*	2,379	45,225
Valmont Industries, Inc.(a)	513	89,739
Wabash National Corp.(a)	5,130	88,390
Watsco, Inc.(a)	290	65,700
Watts Water Technologies, Inc., Class A(a)	837	101,863

1

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.(a)	1,144	$83,741

		6,355,480

Commercial & Professional Services — 2.7%
ABM Industries, Inc.(a)	1,846	69,853
Cimpress PLC (Ireland)*	1,257	110,289
Clarivate PLC (Jersey)*	1,795	53,329
Clean Harbors, Inc.(a)*	561	42,692
Covanta Holding Corp.(a)	11,102	145,769
Deluxe Corp.(a)	10	292
Healthcare Services Group, Inc.(a)	43	1,208
Herman Miller, Inc.(a)	48	1,622
HNI Corp.(a)	33	1,137
KAR Auction Services, Inc.(a)	326	6,067
Kforce, Inc.(a)	10	421
ManpowerGroup, Inc.(a)	2,156	194,428
Nielsen Holdings PLC (United Kingdom)	1,696	35,396
Republic Services, Inc.(a)	595	57,298
Ritchie Bros Auctioneers, Inc. (Canada)	14	974
Steelcase, Inc., Class A(a)	33	447
Tetra Tech, Inc.(a)	185	21,419
Thomson Reuters Corp. (Canada)	357	29,235
TransUnion(a)	813	80,666
TriNet Group, Inc.(a)*	1,023	82,454
UniFirst Corp.(a)	393	83,194
Waste Management, Inc.(a)	229	27,006

		1,045,196

Consumer Durables & Apparel — 4.6%
Brunswick Corp.(a)	1,562	119,087
Capri Holdings Ltd. (British Virgin Islands)*	5,531	232,302
Cavco Industries, Inc.(a)*	43	7,544
DR Horton, Inc.(a)	793	54,654
Garmin Ltd. (Switzerland)	201	24,052
G-III Apparel Group Ltd.(a)*	426	10,113
Gildan Activewear, Inc. (Canada)	316	8,851
Hanesbrands, Inc.(a)	2,083	30,370
Kontoor Brands, Inc.(a)	2,885	117,016
La-Z-Boy, Inc.(a)	1,052	41,912
Leggett & Platt, Inc.(a)	240	10,632
Lovesac Co. (The)*	5	215
Mattel, Inc.(a)*	5,665	98,854

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.(a)*	1,871	$263,717
NIKE, Inc., Class B(a)	492	69,603
Polaris, Inc.(a)	614	58,502
PulteGroup, Inc.(a)	1,317	56,789
PVH Corp.(a)	323	30,326
Smith & Wesson Brands, Inc.(a)	4,592	81,508
Sonos, Inc.(a)*	1,916	44,815
Steven Madden Ltd.(a)	326	11,514
Sturm Ruger & Co., Inc.(a)	2,068	134,565
Tempur Sealy International, Inc.(a)*	7,325	197,775
TopBuild Corp.(a)*	203	37,368
Tupperware Brands Corp.(a)*	1,027	33,265
Vista Outdoor, Inc.(a)*	653	15,515
YETI Holdings, Inc.*	32	2,191

		1,793,055

Consumer Services — 4.3%
Adtalem Global Education, Inc.(a)*	1,230	41,758
Bloomin’ Brands, Inc.(a)	12,269	238,264
Boyd Gaming Corp.(a)	1,258	53,993
Brinker International, Inc.(a)	109	6,166
Dine Brands Global, Inc.(a)	2,423	140,534
Graham Holdings Co., Class B(a)	10	5,334
Grand Canyon Education, Inc.(a)*	111	10,335
Hyatt Hotels Corp., Class A(a)	2,713	201,440
Jack in the Box, Inc.(a)	345	32,016
Laureate Education, Inc., Class A(a)*	7,777	113,233
McDonald’s Corp.(a)	126	27,037
Papa John’s International, Inc.(a)	1,995	169,276
Perdoceo Education Corp.(a)*	299	3,776
Red Rock Resorts, Inc., Class A(a)	9,011	225,635
Service Corp. International(a)	1,834	90,049
Strategic Education, Inc.(a)	190	18,113
Texas Roadhouse, Inc.	8	625
Wingstop, Inc.(a)	893	118,367
Wyndham Hotels & Resorts, Inc.(a)	2,344	139,327
Yum! Brands, Inc.(a)	586	63,616

		1,698,894

Diversified Financials — 0.5%
Berkshire Hathaway, Inc., Class B(a)*	93	21,564
BlackRock, Inc.(a)	1	722
Cboe Global Markets, Inc.	162	15,085
Federated Hermes, Inc.(a)	196	5,662
Nasdaq, Inc.(a)	191	25,353

2

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
S&P Global, Inc.(a)	451	$148,257
Sprott, Inc. (Canada)	26	754

		217,397

Energy — 3.7%
Antero Midstream Corp.(a)	17,649	136,074
Apache Corp.(a)	8,631	122,474
Cactus, Inc., Class A(a)	1,509	39,340
Canadian Natural Resources Ltd. (Canada)	2,437	58,610
Cenovus Energy, Inc. (Canada)	5,233	31,607
Cheniere Energy, Inc.*	337	20,230
Chevron Corp.(a)	2,262	191,026
Concho Resources, Inc.(a)	1,479	86,300
ConocoPhillips(a)	3,280	131,167
Core Laboratories NV (Netherlands)	1,378	36,531
DHT Holdings, Inc. (Marshall Islands)	1,047	5,476
EOG Resources, Inc.(a)	676	33,712
EQT Corp.(a)	297	3,775
Halliburton Co.(a)	3,208	60,631
Kinder Morgan, Inc.(a)	527	7,204
Marathon Petroleum Corp.	239	9,885
Murphy Oil Corp.(a)	2,509	30,359
NexGen Energy Ltd. (Canada)*	22	61
Occidental Petroleum Corp.	249	4,310
Range Resources Corp.(a)	19,842	132,941
Renewable Energy Group, Inc.(a)*	3,284	232,573
SM Energy Co.(a)	1,170	7,160
Targa Resources Corp.	3	79
TechnipFMC PLC (United Kingdom)	2,156	20,266
Vermilion Energy, Inc. (Canada)	126	561
Williams Cos., Inc. (The)	99	1,985
World Fuel Services Corp.(a)	1,194	37,205

		1,441,542

Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc.(a)*	1,234	46,004
Casey’s General Stores, Inc.(a)	74	13,218
Ingles Markets, Inc., Class A(a)	9	384
Kroger Co. (The)(a)	1,997	63,425
SpartanNash Co.(a)	38	662
Sprouts Farmers Market, Inc.(a)*	9,395	188,840
Sysco Corp.(a)	1,108	82,280
United Natural Foods, Inc.(a)*	3,952	63,113
US Foods Holding Corp.(a)*	892	29,713

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.(a)	547	$21,814
Walmart, Inc.(a)	768	110,707
Weis Markets, Inc.(a)	17	813

		620,973

Food, Beverage & Tobacco — 3.0%
Altria Group, Inc.(a)	686	28,126
Archer-Daniels-Midland Co.(a)	539	27,171
B&G Foods, Inc.(a)	863	23,931
Bunge Ltd. (Bermuda)	477	31,282
Coca-Cola Co. (The)(a)	234	12,833
Coca-Cola Consolidated, Inc.(a)	33	8,787
Conagra Brands, Inc.(a)	4,111	149,065
Constellation Brands, Inc., Class A(a)	574	125,735
Flowers Foods, Inc.(a)	256	5,793
General Mills, Inc.(a)	1,311	77,087
Hain Celestial Group, Inc. (The)(a)*	323	12,968
Hershey Co. (The)(a)	125	19,041
JM Smucker Co. (The)(a)	1,348	155,829
Kellogg Co.(a)	498	30,991
Kraft Heinz Co. (The)(a)	1,735	60,135
McCormick & Co., Inc., non-voting shares(a)	405	38,718
Molson Coors Beverage Co., Class B(a)	233	10,529
Monster Beverage Corp.(a)*	311	28,761
National Beverage Corp.(a)	1,414	120,049
PepsiCo, Inc.(a)	36	5,339
Philip Morris International, Inc.	9	745
Tyson Foods, Inc., Class A(a)	1,293	83,321
Vector Group Ltd.(a)	9,255	107,821

		1,164,057

Health Care Equipment & Services — 6.3%
Allscripts Healthcare Solutions, Inc.(a)*	463	6,686
Cardinal Health, Inc.(a)	1,329	71,181
Cerner Corp.(a)	706	55,407
Community Health Systems, Inc.(a)*	60	446
CONMED Corp.(a)	1,136	127,232
CVS Health Corp.(a)	41	2,800
Danaher Corp.(a)	580	128,841
DaVita, Inc.(a)*	1,356	159,194
DENTSPLY SIRONA, Inc.(a)	2,000	104,720
Ensign Group, Inc. (The)(a)	138	10,063
Envista Holdings Corp.(a)*	253	8,534

3

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.(a)*	2,336	$170,131
Humana, Inc.(a)	139	57,028
IDEXX Laboratories, Inc.(a)*	75	37,490
Integer Holdings Corp.(a)*	265	21,515
Laboratory Corp. of America Holdings(a)*	37	7,531
Magellan Health, Inc.(a)*	597	49,455
McKesson Corp.(a)	21	3,652
MEDNAX, Inc.(a)*	3,964	97,277
Medtronic PLC (Ireland)	612	71,690
Meridian Bioscience, Inc.(a)*	202	3,775
NextGen Healthcare, Inc.(a)*	3,311	60,393
Owens & Minor, Inc.	13	352
Patterson Cos., Inc.(a)	10,800	320,004
Providence Service Corp. (The)(a)*	71	9,843
Quest Diagnostics, Inc.(a)	463	55,176
Quidel Corp.(a)*	258	46,350
ResMed, Inc.(a)	110	23,382
Schrodinger, Inc.(a)*	92	7,285
Select Medical Holdings Corp.(a)*	4,879	134,953
STERIS PLC (Ireland)	23	4,359
Teladoc Health, Inc.(a)*	1,172	234,353
Tenet Healthcare Corp.(a)*	1,176	46,958
Tivity Health, Inc.(a)*	2,846	55,753
Universal Health Services, Inc., Class B(a)	591	81,262
Varian Medical Systems, Inc.(a)*	906	158,559
West Pharmaceutical Services, Inc.(a)	93	26,348
Zimmer Biomet Holdings, Inc.(a)	127	19,569

		2,479,547

Household & Personal Products — 1.1%
Central Garden & Pet Co., Class A(a)*	4	145
Church & Dwight Co., Inc.(a)	79	6,891
Clorox Co. (The)(a)	245	49,470
Colgate-Palmolive Co.(a)	944	80,721
Edgewell Personal Care Co.(a)	2,013	69,610
elf Beauty, Inc.(a)*	5,061	127,487
Estee Lauder Cos, Inc., (The) Class A(a)	25	6,655
Kimberly-Clark Corp.(a)	314	42,337
Procter & Gamble Co. (The)(a)	241	33,533

		416,849

Materials — 11.6%
Agnico Eagle Mines Ltd. (Canada)	35	2,468

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Alamos Gold, Inc., Class A (Canada)	7,240	$63,350
Allegheny Technologies, Inc.(a)*	9,883	165,738
Amcor PLC (Jersey)	1,991	23,434
Ashland Global Holdings, Inc.(a)	606	47,995
Avient Corp.(a)	8,841	356,115
Axalta Coating Systems Ltd. (Bermuda)*	3,424	97,755
Barrick Gold Corp. (Canada)	185	4,214
Boise Cascade Co.(a)	309	14,770
Cabot Corp.(a)	589	26,434
Carpenter Technology Corp.(a)	251	7,309
CF Industries Holdings, Inc.(a)	2,988	115,665
Chemours Co. (The)(a)	7,551	187,189
Commercial Metals Co.(a)	14,782	303,622
Compass Minerals International, Inc.(a)	625	38,575
Dow, Inc.(a)	397	22,033
DuPont de Nemours, Inc.(a)	170	12,089
Ferro Corp.(a)*	855	12,509
First Majestic Silver Corp. (Canada)*	19,675	264,432
FMC Corp.(a)	1,437	165,154
Franco-Nevada Corp. (Canada)	229	28,701
Hecla Mining Co.(a)	22,474	145,632
IAMGOLD Corp. (Canada)*	5,717	20,981
Ingevity Corp.(a)*	1,849	140,025
Innospec, Inc.(a)	3	272
International Paper Co.	13	646
Kinross Gold Corp. (Canada)	5,012	36,788
Linde PLC (Ireland)	329	86,695
NewMarket Corp.(a)	2	797
Newmont Corp.(a)	2,886	172,843
Nucor Corp.(a)	227	12,074
O-I Glass, Inc.(a)	10,296	122,522
Pan American Silver Corp. (Canada)	8,593	296,544
PPG Industries, Inc.(a)	190	27,402
Pretium Resources, Inc. (Canada)*	7,664	87,983
Reliance Steel & Aluminum Co.(a)	505	60,474
Royal Gold, Inc.(a)	83	8,828
RPM International, Inc.(a)	1,002	90,962
Scotts Miracle-Gro Co. (The)(a)	258	51,378
Sealed Air Corp.(a)	501	22,941
Sensient Technologies Corp.(a)	1,147	84,614
Sherwin-Williams Co. (The)(a)	215	158,006
Sonoco Products Co.(a)	597	35,372

4

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Southern Copper Corp.(a)	720	$46,886
SSR Mining, Inc. (Canada)*	7,197	144,732
Summit Materials, Inc., Class A(a)*	694	13,936
Wheaton Precious Metals Corp. (Canada)	696	29,051
Worthington Industries, Inc.(a)	605	31,061
Yamana Gold, Inc. (Canada)	115,528	659,665

		4,548,661

Media & Entertainment — 4.0%
Alphabet, Inc., Class A(a)*	91	159,490
Charter Communications, Inc., Class A(a)*	64	42,339
DISH Network Corp., Class A(a)*	2,069	66,911
Facebook, Inc., Class A(a)*	393	107,352
Fox Corp., Class A(a)	1,374	40,011
Gray Television, Inc.(a)*	89	1,592
Interpublic Group of Cos., Inc. (The)(a)	3,111	73,171
Lions Gate Entertainment Corp., Class B (Canada)*	709	7,359
Madison Square Garden Sports Corp.(a)*	274	50,443
Meredith Corp.(a)	130	2,496
Netflix, Inc.(a)*	148	80,028
News Corp., Class A(a)	23,451	421,414
Roku, Inc.(a)*	126	41,835
Sciplay Corp. Class A*	30	416
Snap, Inc., Class A(a)*	615	30,793
TEGNA, Inc.(a)	482	6,724
Twitter, Inc.(a)*	260	14,079
Warner Music Group Corp. Class A(a)	146	5,547
World Wrestling Entertainment, Inc., Class A(a)	1,065	51,173
Zillow Group, Inc., Class C(a)*	3,001	389,530

		1,592,703

Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
Agilent Technologies, Inc.(a)	237	28,082
Anika Therapeutics, Inc.(a)*	81	3,666
Bio-Rad Laboratories, Inc., Class A(a)*	11	6,412
Bristol-Myers Squibb Co.(a)	133	8,250
Charles River Laboratories International, Inc.(a)*	297	74,208
Denali Therapeutics, Inc.(a)*	164	13,737

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.	233	$13,575
Horizon Therapeutics PLC (Ireland)*	281	20,555
Innoviva, Inc.(a)*	256	3,172
Intellia Therapeutics, Inc.*	8	435
Johnson & Johnson(a)	321	50,519
Luminex Corp.(a)	1,055	24,392
Medpace Holdings, Inc.(a)*	69	9,605
Merck & Co., Inc.(a)	332	27,158
Mettler-Toledo International, Inc.(a)*	5	5,698
Novavax, Inc.(a)*	4,624	515,622
Ocular Therapeutix, Inc.(a)*	299	6,189
Pacira BioSciences, Inc.(a)*	2,091	125,125
PerkinElmer, Inc.(a)	1,708	245,098
Pfizer, Inc.(a)	2,317	85,289
Prestige Consumer Healthcare, Inc.(a)*	172	5,998
TG Therapeutics, Inc.(a)*	3,651	189,925
Thermo Fisher Scientific, Inc.(a)	256	119,240
United Therapeutics Corp.(a)*	1	152
Viatris, Inc.(a)*	2,584	48,424
Zoetis, Inc.(a)	362	59,911

		1,690,437

Retailing — 11.6%
Abercrombie & Fitch Co., Class A(a)	1,796	36,567
Advance Auto Parts, Inc.(a)	258	40,638
Amazon.com, Inc.(a)*	32	104,222
Asbury Automotive Group, Inc.(a)*	180	26,233
AutoNation, Inc.(a)*	3,271	228,283
AutoZone, Inc.(a)*	26	30,821
Bed Bath & Beyond, Inc.(a)	3,232	57,400
Best Buy Co., Inc.(a)	5,434	542,259
Buckle, Inc. (The)(a)	2,839	82,899
Camping World Holdings, Inc., Class A(a)	663	17,271
Dollar General Corp.(a)	76	15,983
eBay, Inc.(a)	3,061	153,815
Etsy, Inc.(a)*	33	5,871
Foot Locker, Inc.(a)	1,424	57,587
Gap, Inc. (The)(a)*	2,273	45,892
Genuine Parts Co.(a)	417	41,879
Guess?, Inc.(a)	2,602	58,857
L Brands, Inc.(a)	3,142	116,851
LKQ Corp.(a)*	886	31,223

5

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lowe’s Cos., Inc.(a)	344	$55,215
Lumber Liquidators Holdings, Inc.(a)*	712	21,887
Macy’s, Inc.(a)	12,710	142,987
Murphy USA, Inc.(a)	1,342	175,628
National Vision Holdings, Inc.(a)*	1,687	76,404
ODP Corp. (The)(a)	1,416	41,489
O’Reilly Automotive, Inc.(a)*	109	49,330
Overstock.com, Inc.*	127	6,092
Qurate Retail, Inc., Series A(a)	6,406	70,274
RH(a)*	1,784	798,376
Shutterstock, Inc.(a)	457	32,767
Signet Jewelers Ltd. (Bermuda)	13,474	367,436
Sleep Number Corp.(a)*	2,594	212,345
Sonic Automotive, Inc., Class A(a)	3,524	135,921
Stamps.com, Inc.(a)*	951	186,577
Target Corp.(a)	97	17,123
TJX Cos., Inc. (The)(a)	160	10,926
Urban Outfitters, Inc.(a)*	1,882	48,179
Williams-Sonoma, Inc.(a)	3,161	321,916
Zumiez, Inc.(a)*	3,030	111,443

		4,576,866

Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology, Inc.(a)	8,505	128,255
Applied Materials, Inc.(a)	156	13,463
Axcelis Technologies, Inc.(a)*	60	1,747
Cirrus Logic, Inc.(a)*	493	40,525
First Solar, Inc.(a)*	1,274	126,024
KLA Corp.(a)	70	18,124
Lattice Semiconductor Corp.(a)*	2,224	101,904
MACOM Technology Solutions Holdings, Inc.(a)*	703	38,693
Marvell Technology Group Ltd. (Bermuda)	39	1,854
Maxim Integrated Products, Inc.(a)	371	32,889
Power Integrations, Inc.(a)	161	13,179
Qorvo, Inc.(a)*	511	84,964
QUALCOMM, Inc.(a)	279	42,503
Rambus, Inc.*	3	52
Synaptics, Inc.(a)*	5,299	510,824
Texas Instruments, Inc.	22	3,611
Ultra Clean Holdings, Inc.(a)*	2,952	91,955
Veeco Instruments, Inc.*	1	17

		1,250,583

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 9.6%
A10 Networks, Inc.(a)*	374	$3,688
ACI Worldwide, Inc.(a)*	183	7,033
Alarm.com Holdings, Inc.(a)*	338	34,966
Alliance Data Systems Corp.(a)	575	42,608
Appian Corp.(a)*	8	1,297
Blackbaud, Inc.(a)	2,191	126,114
Blackline, Inc.(a)*	318	42,415
Booz Allen Hamilton Holding Corp.(a)	27	2,354
Broadridge Financial Solutions, Inc.(a)	470	72,004
Cadence Design Systems, Inc.(a)*	329	44,885
Cardtronics PLC, Class A (United Kingdom)*	965	34,064
CDK Global, Inc.(a)	1,326	68,727
CGI, Inc. (Canada)*	190	15,069
Cloudflare, Inc., Class A(a)*	96	7,295
CSG Systems International, Inc.(a)	60	2,704
Fair Isaac Corp.*	4	2,044
Fiserv, Inc.(a)*	25	2,846
FleetCor Technologies, Inc.(a)*	42	11,459
Gartner, Inc.(a)*	371	59,430
GoDaddy, Inc., Class A(a)*	1,324	109,826
Guidewire Software, Inc.(a)*	68	8,754
International Business Machines Corp.(a)	75	9,441
Jack Henry & Associates, Inc.(a)	36	5,832
LiveRamp Holdings, Inc.(a)*	693	50,721
Microsoft Corp.(a)	288	64,057
MicroStrategy, Inc., Class A(a)*	752	292,190
Model N, Inc.(a)*	670	23,906
NIC, Inc.(a)	3,991	103,088
NortonLifeLock, Inc.(a)	8,773	182,303
Open Text Corp. (Canada)	1,016	46,187
Oracle Corp.(a)	2,608	168,712
Paychex, Inc.(a)	1,655	154,213
Paylocity Holding Corp.(a)*	75	15,443
PayPal Holdings, Inc.*	20	4,684
Progress Software Corp.(a)	2,653	119,889
PTC, Inc.(a)*	4,707	563,004
Qualys, Inc.(a)*	185	22,546
Sailpoint Technologies Holdings, Inc.(a)*	6,861	365,280
Science Applications International Corp.(a)	718	67,952
ServiceNow, Inc.(a)*	312	171,734

6

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SolarWinds Corp.(a)*	16	$239
SPS Commerce, Inc.(a)*	1,194	129,656
SVMK, Inc.(a)*	4,762	121,669
Sykes Enterprises, Inc.(a)*	4	151
Synopsys, Inc.(a)*	376	97,474
Teradata Corp.(a)*	4,740	106,508
Tyler Technologies, Inc.*	1	437
Unity Software, Inc.*	14	2,149
Verint Systems, Inc.(a)*	35	2,351
VeriSign, Inc.(a)*	111	24,020
Virtusa Corp.(a)*	840	42,949
Visa, Inc., Class A	46	10,062
Western Union Co. (The)(a)	2,670	58,580
Workiva, Inc.(a)*	106	9,712
Zoom Video Communications, Inc., Class A(a)*	109	36,768

		3,773,489

Technology Hardware & Equipment — 3.3%
Amphenol Corp., Class A(a)	218	28,508
Apple, Inc.(a)	719	95,404
Arrow Electronics, Inc.(a)*	2,919	284,019
Badger Meter, Inc.(a)	1,314	123,595
Cisco Systems, Inc.(a)	342	15,304
Dell Technologies, Inc., Class C(a)*	96	7,036
Diebold Nixdorf, Inc.(a)*	4,053	43,205
HP, Inc.(a)	2,775	68,237
II-VI, Inc.*	11	836
InterDigital, Inc.(a)	609	36,954
Jabil, Inc.	21	893
Juniper Networks, Inc.(a)	1,854	41,734
MTS Systems Corp.	2	116
NCR Corp.(a)*	69	2,592
NetApp, Inc.(a)	953	63,127
NETGEAR, Inc.(a)*	455	18,487
Sanmina Corp.(a)*	3,268	104,217
SYNNEX Corp.(a)	1,229	100,090
TE Connectivity Ltd. (Switzerland)	227	27,483
TTM Technologies, Inc.(a)*	3,384	46,682
Ubiquiti, Inc.(a)	386	107,505
Vontier Corp.(a)*	1,941	64,829

		1,280,853

Telecommunication Services — 0.5%
AT&T, Inc.(a)	1,408	40,494
CenturyLink, Inc.(a)	302	2,944

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Iridium Communications, Inc.(a)*	2,366	$93,043
Rogers Communications, Inc., Class B (Canada)	22	1,025
T-Mobile US, Inc.*	31	4,180
Verizon Communications, Inc.(a)	931	54,696
Vonage Holdings Corp.*	5	64

		196,446

Transportation — 1.6%
Alaska Air Group, Inc.(a)	922	47,944
Atlas Air Worldwide Holdings, Inc.(a)*	140	7,636
Echo Global Logistics, Inc.(a)*	2,005	53,774
Expeditors International of Washington, Inc.(a)	819	77,895
Hub Group, Inc., Class A(a)*	974	55,518
Kansas City Southern(a)	215	43,888
Knight-Swift Transportation Holdings, Inc.(a)	380	15,892
Norfolk Southern Corp.(a)	268	63,679
Ryder System, Inc.(a)	413	25,507
Schneider National, Inc., Class B(a)	6,078	125,815
SkyWest, Inc.(a)	1,706	68,769
TFI International, Inc. (Canada)	4	206
United Parcel Service, Inc., Class B	6	1,010
Werner Enterprises, Inc.(a)	1,567	61,458

		648,991

Utilities — 0.8%
Dominion Energy, Inc.(a)	97	7,294
Duke Energy Corp.(a)	31	2,838
Exelon Corp.(a)	1,143	48,257
IDACorp., Inc.(a)	134	12,868
MDU Resources Group, Inc.(a)	3,871	101,962
National Fuel Gas Co.(a)	721	29,655
NiSource, Inc.(a)	2,227	51,087
NRG Energy, Inc.(a)	1,537	57,714
ONE Gas, Inc.(a)	115	8,829
Public Service Enterprise Group, Inc.(a)	136	7,929
Spire, Inc.	6	384

		328,817

TOTAL COMMON STOCKS (Cost $22,591,523)		37,603,387

7

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$715	$728

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		728

TOTAL INVESTMENTS - 95.7%		37,604,115

(Cost $22,592,238)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		1,691,607

NET ASSETS - 100.0%		$39,295,722

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company

8

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2020

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on August 29, 2025, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (70.9)% of net assets as of December 31, 2020.

The following table represents the individual long and help short positions and related values of total return swaps as of December 31, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	15	$100	$125	$26
BorgWarner, Inc.	Morgan Stanley	6	220	232	25
Cooper Tire & Rubber Co.	Morgan Stanley	643	22,839	26,042	3,276
Ford Motor Co.	Morgan Stanley	2,320	20,445	20,393	(51)
General Motors Co.	Morgan Stanley	580	24,181	24,151	(29)
Gentherm, Inc.	Morgan Stanley	1	40	65	27
Standard Motor Products, Inc.	Morgan Stanley	2	87	81	(5)
Thor Industries, Inc.	Morgan Stanley	27	2,358	2,511	272
Visteon Corp.	Morgan Stanley	1	88	126	39
Winnebago Industries, Inc.	Morgan Stanley	59	3,794	3,536	(256)

		3,654	74,152	77,262	3,324

Capital Goods
3M Co.	Morgan Stanley	55	9,109	9,613	549
A.O. Smith Corp.	Morgan Stanley	430	23,760	23,573	(186)
AAR Corp.	Morgan Stanley	4	145	145	1
Advanced Drainage Systems, Inc.	Morgan Stanley	170	9,689	14,209	5,311
AeroVironment, Inc.	Morgan Stanley	57	4,962	4,953	(8)
Albany International Corp., Class A	Morgan Stanley	474	24,601	34,801	10,863
Altra Industrial Motion Corp.	Morgan Stanley	1	54	55	2
Apogee Enterprises, Inc.	Morgan Stanley	321	6,908	10,169	3,322
Atkore International Group, Inc.	Morgan Stanley	69	1,530	2,837	1,308
BWX Technologies, Inc.	Morgan Stanley	599	34,093	36,108	2,306
Carrier Global Corp.	Morgan Stanley	631	23,785	23,801	79
Cubic Corp.	Morgan Stanley	395	24,347	24,506	159
Cummins, Inc.	Morgan Stanley	432	95,648	98,107	2,509
Deere & Co.	Morgan Stanley	1	266	269	4
Donaldson Co., Inc.	Morgan Stanley	502	27,957	28,052	104
Dycom Industries, Inc.	Morgan Stanley	242	13,637	18,276	5,048
Flowserve Corp.	Morgan Stanley	1	29	37	9
Fortive Corp.	Morgan Stanley	478	31,216	33,852	2,671
Generac Holdings, Inc.	Morgan Stanley	164	34,480	37,295	2,933
Gibraltar Industries, Inc.	Morgan Stanley	2	123	144	22
Howmet Aerospace, Inc.	Morgan Stanley	244	4,097	6,964	2,868
Illinois Tool Works, Inc.	Morgan Stanley	54	10,903	11,010	152
Jacobs Engineering Group, Inc.	Morgan Stanley	83	8,864	9,044	181

9

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	Morgan Stanley	7	$321	$326	$19
L3Harris Technologies, Inc.	Morgan Stanley	799	141,678	151,027	10,018
Lennox International, Inc.	Morgan Stanley	100	27,963	27,397	(493)
Lockheed Martin Corp.	Morgan Stanley	113	40,691	40,113	(577)
Middleby Corp. (The)	Morgan Stanley	52	6,612	6,704	93
MRC Global, Inc.	Morgan Stanley	2,821	16,051	18,703	2,692
Mueller Industries, Inc.	Morgan Stanley	5	134	176	43
Northrop Grumman Corp.	Morgan Stanley	101	30,745	30,777	15
NOW, Inc.	Morgan Stanley	13,581	98,734	97,512	(1,251)
nVent Electric PLC (Ireland)	Morgan Stanley	21	479	489	12
Otis Worldwide Corp.	Morgan Stanley	139	8,883	9,389	507
Parker-Hannifin Corp.	Morgan Stanley	47	12,059	12,803	745
Pentair PLC (Ireland)	Morgan Stanley	810	42,099	43,003	917
Primoris Services Corp.	Morgan Stanley	1	28	28	1
Regal Beloit Corp.	Morgan Stanley	1	116	123	8
Snap-on, Inc.	Morgan Stanley	134	22,620	22,933	332
SPX FLOW, Inc.	Morgan Stanley	1	42	58	17
Stanley Black & Decker, Inc.	Morgan Stanley	83	14,501	14,820	322
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	10	188	192	5
Toro Co. (The)	Morgan Stanley	48	3,949	4,552	624
TPI Composites, Inc.	Morgan Stanley	121	4,794	6,386	1,630
TransDigm Group, Inc.	Morgan Stanley	1	475	619	145
Tutor Perini Corp.	Morgan Stanley	1,103	13,589	14,284	702
United Rentals, Inc.	Morgan Stanley	1	226	232	7
Watsco, Inc.	Morgan Stanley	163	38,472	36,928	(1,295)

		25,672	915,652	967,394	55,445

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	330	11,995	12,487	512
Cintas Corp.	Morgan Stanley	7	2,433	2,474	42
Clean Harbors, Inc.	Morgan Stanley	2	105	152	48
CoreLogic, Inc.	Morgan Stanley	248	19,196	19,175	(20)
Deluxe Corp.	Morgan Stanley	2,636	74,860	76,971	2,953
Healthcare Services Group, Inc.	Morgan Stanley	5,003	104,059	140,584	38,453
Herman Miller, Inc.	Morgan Stanley	116	3,982	3,921	(60)
HNI Corp.	Morgan Stanley	31	1,095	1,068	(18)
ICF International, Inc.	Morgan Stanley	1	73	74	2
IHS Markit Ltd. (Bermuda)	Morgan Stanley	4	345	359	16
KAR Auction Services, Inc.	Morgan Stanley	775	13,648	14,423	776
Kforce, Inc.	Morgan Stanley	10	413	421	10
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	4	280	278	—
SP Plus Corp.	Morgan Stanley	1,611	33,170	46,445	13,418
Steelcase, Inc., Class A	Morgan Stanley	6,460	67,500	87,533	21,757
Tetra Tech, Inc.	Morgan Stanley	1	87	116	30
Thomson Reuters Corp. (Canada)	Morgan Stanley	295	24,052	24,158	127

10

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Waste Management, Inc.	Morgan Stanley	202	$23,700	$23,822	$213

		17,736	380,993	454,461	78,259

Consumer Durables & Apparel
Carter’s, Inc.	Morgan Stanley	1,256	98,357	118,152	21,934
Cavco Industries, Inc.	Morgan Stanley	32	6,000	5,614	(385)
Crocs, Inc.	Morgan Stanley	19	1,176	1,191	16
Deckers Outdoor Corp.	Morgan Stanley	2	573	574	2
Garmin Ltd. (Switzerland)	Morgan Stanley	63	5,912	7,539	1,666
G-III Apparel Group Ltd.	Morgan Stanley	1,353	16,156	32,120	16,987
Gildan Activewear, Inc. (Canada)	Morgan Stanley	119	2,324	3,333	1,417
Hanesbrands, Inc.	Morgan Stanley	1	13	15	3
Kontoor Brands, Inc.	Morgan Stanley	7	155	284	133
La-Z-Boy, Inc.	Morgan Stanley	34	1,076	1,355	283
Lovesac Co. (The)	Morgan Stanley	2	90	86	(3)
Mattel, Inc.	Morgan Stanley	1	14	17	5
NIKE, Inc., Class B	Morgan Stanley	467	64,502	66,066	1,601
Polaris, Inc.	Morgan Stanley	429	42,832	40,875	(1,828)
Smith & Wesson Brands, Inc.	Morgan Stanley	921	14,883	16,348	1,511
Steven Madden Ltd.	Morgan Stanley	5,760	121,791	203,443	81,654
Sturm Ruger & Co., Inc.	Morgan Stanley	200	13,262	13,014	(135)
Universal Electronics, Inc.	Morgan Stanley	300	12,087	15,738	3,652
Vista Outdoor, Inc.	Morgan Stanley	223	4,618	5,298	682
YETI Holdings, Inc.	Morgan Stanley	8	548	548	1

		11,197	406,369	531,610	129,196

Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	553	13,601	18,774	5,174
Boyd Gaming Corp.	Morgan Stanley	1	33	43	11
Brinker International, Inc.	Morgan Stanley	45	1,908	2,546	639
Darden Restaurants, Inc.	Morgan Stanley	359	42,272	42,764	493
Graham Holdings Co., Class B	Morgan Stanley	20	8,933	10,668	1,735
Grand Canyon Education, Inc.	Morgan Stanley	68	5,352	6,331	1,046
Jack in the Box, Inc.	Morgan Stanley	651	59,238	60,413	1,289
Laureate Education, Inc., Class A	Morgan Stanley	155	2,107	2,257	151
McDonald’s Corp.	Morgan Stanley	176	37,195	37,766	648
Papa John’s International, Inc.	Morgan Stanley	515	43,107	43,698	720
Perdoceo Education Corp.	Morgan Stanley	6,445	94,553	81,400	(13,186)
Service Corp. International	Morgan Stanley	223	10,631	10,949	364
Strategic Education, Inc.	Morgan Stanley	679	68,806	64,729	(3,275)
Texas Roadhouse, Inc.	Morgan Stanley	2	155	156	2
Wingstop, Inc.	Morgan Stanley	230	30,405	30,487	1,373
Yum! Brands, Inc.	Morgan Stanley	81	7,378	8,793	1,453

		10,203	425,674	421,774	(1,363)

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	599	131,693	138,890	7,216
BlackRock, Inc.	Morgan Stanley	8	5,684	5,772	89

11

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Cboe Global Markets, Inc.	Morgan Stanley	599	$50,882	$55,779	$5,184
Federated Hermes, Inc.	Morgan Stanley	149	3,833	4,305	565
Nasdaq, Inc.	Morgan Stanley	54	6,596	7,168	600
S&P Global, Inc.	Morgan Stanley	150	49,938	49,310	(558)
Sprott, Inc. (Canada)	Morgan Stanley	13	426	377	(46)

		1,572	249,052	261,601	13,050

Energy
Antero Midstream Corp.	Morgan Stanley	1	5	8	4
Apache Corp.	Morgan Stanley	1	9	14	6
Cactus, Inc., Class A	Morgan Stanley	26	465	678	216
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	2,204	35,643	53,006	24,312
Concho Resources, Inc.	Morgan Stanley	1	41	58	19
ConocoPhillips	Morgan Stanley	136	5,446	5,439	(6)
Core Laboratories NV (Netherlands)	Morgan Stanley	21	290	557	268
Denbury, Inc.	Morgan Stanley	11	278	283	6
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	14,839	77,344	77,608	2,983
DMC Global, Inc.	Morgan Stanley	1,070	38,820	46,278	7,546
Enbridge, Inc. (Canada)	Morgan Stanley	34	1,087	1,088	2
Enerplus Corp. (Canada)	Morgan Stanley	305	985	955	(27)
EOG Resources, Inc.	Morgan Stanley	211	7,455	10,523	3,147
EQT Corp.	Morgan Stanley	5,964	80,970	75,802	(5,167)
Halliburton Co.	Morgan Stanley	113	1,298	2,136	1,132
Kinder Morgan, Inc.	Morgan Stanley	4,568	62,468	62,445	(8)
Kosmos Energy Ltd.	Morgan Stanley	27,715	40,187	65,130	24,945
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	1,600	9,680	11,296	1,772
Marathon Petroleum Corp.	Morgan Stanley	345	14,196	14,269	74
Murphy Oil Corp.	Morgan Stanley	770	6,486	9,317	3,805
NexGen Energy Ltd. (Canada)	Morgan Stanley	23	64	63	1
Occidental Petroleum Corp.	Morgan Stanley	1,155	17,748	19,993	2,239
SM Energy Co.	Morgan Stanley	3,177	18,784	19,443	660
Vermilion Energy, Inc. (Canada)	Morgan Stanley	160	746	712	(33)
Williams Cos., Inc. (The)	Morgan Stanley	26	522	521	1
World Fuel Services Corp.	Morgan Stanley	1,060	27,560	33,030	5,635

		65,536	448,577	510,652	73,532

Food & Staples Retailing
BJ’s Wholesale Club Holdings, Inc.	Morgan Stanley	537	21,748	20,019	(1,728)
Casey’s General Stores, Inc.	Morgan Stanley	127	22,376	22,685	323
Costco Wholesale Corp.	Morgan Stanley	98	35,834	36,924	1,711
Ingles Markets, Inc., Class A	Morgan Stanley	27	1,060	1,152	92
Kroger Co. (The)	Morgan Stanley	833	25,795	26,456	604
SpartanNash Co.	Morgan Stanley	993	19,894	17,288	(2,260)
Sprouts Farmers Market, Inc.	Morgan Stanley	67	1,275	1,347	73
Sysco Corp.	Morgan Stanley	687	46,719	51,017	4,299
US Foods Holding Corp.	Morgan Stanley	4	84	133	50
Walgreens Boots Alliance, Inc.	Morgan Stanley	575	22,590	22,931	357

12

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing — (continued)
Weis Markets, Inc.	Morgan Stanley	376	$18,650	$17,977	$(558)

		4,324	216,025	217,929	2,963

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	78	3,209	3,198	(10)
B&G Foods, Inc.	Morgan Stanley	2,592	76,543	71,876	(2,260)
Campbell Soup Co.	Morgan Stanley	1,444	68,723	69,817	1,095
Coca-Cola Co. (The)	Morgan Stanley	144	7,348	7,897	581
Coca-Cola Consolidated, Inc.	Morgan Stanley	181	49,927	48,195	(1,685)
Conagra Brands, Inc.	Morgan Stanley	740	25,907	26,832	1,007
Flowers Foods, Inc.	Morgan Stanley	653	15,830	14,777	(921)
General Mills, Inc.	Morgan Stanley	862	50,836	50,686	(4)
Hershey Co. (The)	Morgan Stanley	294	43,719	44,785	1,146
JM Smucker Co. (The)	Morgan Stanley	121	13,488	13,988	596
John B. Sanfilippo & Son, Inc.	Morgan Stanley	249	20,035	19,636	(401)
Kellogg Co.	Morgan Stanley	597	38,646	37,151	(1,308)
Kraft Heinz Co. (The)	Morgan Stanley	489	14,327	16,949	2,914
Molson Coors Beverage Co., Class B	Morgan Stanley	66	2,223	2,983	761
Monster Beverage Corp.	Morgan Stanley	84	6,607	7,768	1,163
National Beverage Corp.	Morgan Stanley	3	258	255	(3)
PepsiCo, Inc.	Morgan Stanley	38	5,476	5,635	169
Philip Morris International, Inc.	Morgan Stanley	27	2,224	2,235	23
TreeHouse Foods, Inc.	Morgan Stanley	2,750	117,728	116,848	(933)
Tyson Foods, Inc., Class A	Morgan Stanley	1,294	80,118	83,385	3,784

		12,706	643,172	644,896	5,714

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	6	651	657	7
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	3,802	33,915	54,901	20,987
AmerisourceBergen Corp.	Morgan Stanley	276	27,722	26,982	(735)
Anthem, Inc.	Morgan Stanley	4	1,259	1,284	27
Cardinal Health, Inc.	Morgan Stanley	240	12,537	12,854	429
Cigna Corp.	Morgan Stanley	42	8,234	8,744	548
Community Health Systems, Inc.	Morgan Stanley	985	8,320	7,319	(1,000)
CVS Health Corp.	Morgan Stanley	1,443	98,229	98,557	329
Danaher Corp.	Morgan Stanley	550	122,270	122,177	1
DENTSPLY SIRONA, Inc.	Morgan Stanley	45	2,320	2,356	39
Ensign Group, Inc. (The)	Morgan Stanley	169	9,956	12,323	2,385
Envista Holdings Corp.	Morgan Stanley	1,076	32,296	36,293	3,998
Hologic, Inc.	Morgan Stanley	115	8,239	8,375	138
Humana, Inc.	Morgan Stanley	130	53,740	53,335	(595)
IDEXX Laboratories, Inc.	Morgan Stanley	10	3,554	4,999	1,445
Laboratory Corp. of America Holdings	Morgan Stanley	185	36,819	37,657	839
McKesson Corp.	Morgan Stanley	80	13,717	13,914	198
MEDNAX, Inc.	Morgan Stanley	141	2,211	3,460	1,250
Meridian Bioscience, Inc.	Morgan Stanley	320	6,005	5,981	(23)
Natus Medical, Inc.	Morgan Stanley	2,716	49,323	54,429	5,359
NextGen Healthcare, Inc.	Morgan Stanley	1	12	18	7

13

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Owens & Minor, Inc.	Morgan Stanley	5	$136	$135	$—
Providence Service Corp. (The)	Morgan Stanley	98	10,168	13,586	3,418
Quest Diagnostics, Inc.	Morgan Stanley	584	71,422	69,595	(1,826)
Quidel Corp.	Morgan Stanley	118	21,138	21,199	62
ResMed, Inc.	Morgan Stanley	60	10,660	12,754	2,124
Schrodinger, Inc.	Morgan Stanley	305	24,571	24,150	(420)
STERIS PLC (Ireland)	Morgan Stanley	30	5,466	5,686	223
Stryker Corp.	Morgan Stanley	24	4,804	5,881	1,093
Varian Medical Systems, Inc.	Morgan Stanley	251	43,337	43,928	592

		13,811	723,031	763,529	40,899

Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	21	500	511	12
Central Garden & Pet Co., Class A	Morgan Stanley	51	1,834	1,853	20
Church & Dwight Co., Inc.	Morgan Stanley	91	8,290	7,938	(328)
Clorox Co. (The)	Morgan Stanley	198	41,136	39,980	(1,079)
Colgate-Palmolive Co.	Morgan Stanley	4	339	342	4
Estee Lauder Cos, Inc. (The), Class A	Morgan Stanley	50	11,664	13,310	1,681
Procter & Gamble Co. (The)	Morgan Stanley	40	5,496	5,566	71

		455	69,259	69,500	381

Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	774	56,936	54,575	(2,263)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	63	547	551	5
Alcoa Corp.	Morgan Stanley	131	1,548	3,020	1,473
Amcor PLC (Jersey)	Morgan Stanley	4,618	49,518	54,354	5,572
Ashland Global Holdings, Inc.	Morgan Stanley	1	69	79	12
Ball Corp.	Morgan Stanley	3	278	280	3
Barrick Gold Corp. (Canada)	Morgan Stanley	1,356	31,347	30,890	(456)
Carpenter Technology Corp.	Morgan Stanley	1,311	27,741	38,176	10,897
Dow, Inc.	Morgan Stanley	150	6,765	8,325	2,272
Forterra, Inc.	Morgan Stanley	1	18	17	1
Franco-Nevada Corp. (Canada)	Morgan Stanley	514	68,878	64,420	(4,377)
Greif, Inc., Class A	Morgan Stanley	1	46	47	2
Hecla Mining Co.	Morgan Stanley	5,553	29,326	35,983	6,744
IAMGOLD Corp. (Canada)	Morgan Stanley	4,497	16,229	16,504	273
Innospec, Inc.	Morgan Stanley	283	21,649	25,677	4,410
International Paper Co.	Morgan Stanley	364	17,747	18,098	352
Kaiser Aluminum Corp.	Morgan Stanley	944	60,680	93,362	34,072
Kinross Gold Corp. (Canada)	Morgan Stanley	7,869	62,251	57,758	(4,733)
Kraton Corp.	Morgan Stanley	647	9,601	17,980	8,380
Martin Marietta Materials, Inc.	Morgan Stanley	3	786	852	67
NewMarket Corp.	Morgan Stanley	406	151,231	161,706	12,099
Newmont Corp.	Morgan Stanley	896	55,595	53,661	(1,593)
O-I Glass, Inc.	Morgan Stanley	387	4,187	4,605	419
PPG Industries, Inc.	Morgan Stanley	264	37,589	38,074	495
Pretium Resources, Inc. (Canada)	Morgan Stanley	1,111	13,875	12,754	(1,145)
Royal Gold, Inc.	Morgan Stanley	39	4,538	4,148	(389)

14

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
RPM International, Inc.	Morgan Stanley	320	$28,018	$29,050	$1,086
Scotts Miracle-Gro Co. (The)	Morgan Stanley	293	49,353	58,348	9,344
Sealed Air Corp.	Morgan Stanley	139	5,635	6,365	755
Sherwin-Williams Co. (The)	Morgan Stanley	64	43,657	47,034	3,464
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	201	9,623	8,390	(1,216)
Worthington Industries, Inc.	Morgan Stanley	178	8,240	9,139	944

		33,381	873,501	954,222	86,969

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	603	45,408	55,989	10,581
Alphabet, Inc., Class A	Morgan Stanley	44	75,381	77,116	1,736
Charter Communications, Inc., Class A	Morgan Stanley	24	14,708	15,877	1,171
DISH Network Corp., Class A	Morgan Stanley	864	25,074	27,942	2,869
Facebook, Inc., Class A	Morgan Stanley	142	38,448	38,789	342
Gray Television, Inc.	Morgan Stanley	241	4,124	4,311	189
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	3,288	28,383	34,129	5,747
Madison Square Garden Sports Corp.	Morgan Stanley	676	118,114	124,452	6,339
Meredith Corp.	Morgan Stanley	124	2,339	2,381	43
MSG Networks, Inc., Class A	Morgan Stanley	5,699	55,508	84,003	28,813
Netflix, Inc.	Morgan Stanley	150	73,383	81,110	7,728
Roku, Inc.	Morgan Stanley	291	92,066	96,618	4,461
Sciplay Corp., Class A	Morgan Stanley	48	680	665	(14)
Snap, Inc., Class A	Morgan Stanley	353	14,369	17,675	3,307
TEGNA, Inc.	Morgan Stanley	736	10,535	10,267	(240)
Twitter, Inc.	Morgan Stanley	51	2,775	2,762	(12)
Warner Music Group Corp. Class A	Morgan Stanley	364	10,887	13,828	2,942
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	1,439	60,707	69,144	8,598

		15,137	672,889	757,058	84,600

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	63	6,173	7,465	1,311
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	33	17,591	19,237	1,647
Blueprint Medicines Corp.	Morgan Stanley	13	1,470	1,458	(11)
Bristol-Myers Squibb Co.	Morgan Stanley	518	31,527	32,132	859
Denali Therapeutics, Inc.	Morgan Stanley	98	3,510	8,208	4,700
Gilead Sciences, Inc.	Morgan Stanley	90	5,154	5,243	(116)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	102	6,987	7,461	475
Innoviva, Inc.	Morgan Stanley	6,483	77,417	80,324	2,931
Intellia Therapeutics, Inc.	Morgan Stanley	2	108	109	104
Johnson & Johnson	Morgan Stanley	181	26,191	28,486	2,301
Luminex Corp.	Morgan Stanley	399	9,698	9,225	(411)
Medpace Holdings, Inc.	Morgan Stanley	1	110	139	30
Merck & Co., Inc.	Morgan Stanley	10	811	818	8
Mettler-Toledo International, Inc.	Morgan Stanley	19	21,443	21,654	212
Ocular Therapeutix, Inc.	Morgan Stanley	982	20,236	20,327	93

15

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
PerkinElmer, Inc.	Morgan Stanley	1	$114	$144	$30
Pfizer, Inc.	Morgan Stanley	198	7,353	7,288	(63)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	2,067	75,470	72,076	(3,396)
Thermo Fisher Scientific, Inc.	Morgan Stanley	127	58,687	59,154	484
Viatris, Inc.	Morgan Stanley	100	1,539	1,874	336
Zoetis, Inc.	Morgan Stanley	214	34,255	35,417	1,190

		11,701	405,844	418,239	12,714

Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	3,679	51,745	74,904	23,161
Advance Auto Parts, Inc.	Morgan Stanley	504	76,166	79,385	3,389
Amazon.com, Inc.	Morgan Stanley	17	52,579	55,368	2,790
American Eagle Outfitters, Inc.	Morgan Stanley	928	17,939	18,625	687
Asbury Automotive Group, Inc.	Morgan Stanley	1	93	146	54
AutoNation, Inc.	Morgan Stanley	24	1,231	1,675	445
AutoZone, Inc.	Morgan Stanley	35	39,659	41,490	1,832
Buckle, Inc. (The)	Morgan Stanley	404	8,675	11,797	4,041
Camping World Holdings, Inc., Class A	Morgan Stanley	4,566	130,584	118,944	(7,362)
Dollar Tree, Inc.	Morgan Stanley	2	217	216	—
eBay, Inc.	Morgan Stanley	252	12,316	12,663	371
Etsy, Inc.	Morgan Stanley	11	1,946	1,957	12
Gap, Inc. (The)	Morgan Stanley	1,025	21,145	20,695	(449)
Guess?, Inc.	Morgan Stanley	355	6,810	8,030	1,231
Home Depot, Inc. (The)	Morgan Stanley	197	51,633	52,327	726
L Brands, Inc.	Morgan Stanley	285	10,946	10,599	(346)
Lowe’s Cos., Inc.	Morgan Stanley	51	7,662	8,186	666
Lumber Liquidators Holdings, Inc.	Morgan Stanley	1,376	30,652	42,298	11,722
Macy’s, Inc.	Morgan Stanley	5,402	32,735	60,773	28,038
O’Reilly Automotive, Inc.	Morgan Stanley	44	19,476	19,913	461
Overstock.com, Inc.	Morgan Stanley	34	1,737	1,631	(105)
Qurate Retail, Inc., Series A	Morgan Stanley	1,766	12,756	19,373	9,628
Shutterstock, Inc.	Morgan Stanley	548	33,890	39,292	5,482
Target Corp.	Morgan Stanley	89	13,507	15,711	2,268
TJX Cos., Inc. (The)	Morgan Stanley	468	31,379	31,960	581
Urban Outfitters, Inc.	Morgan Stanley	929	22,306	23,782	1,477
Zumiez, Inc.	Morgan Stanley	121	3,485	4,450	967

		23,113	693,269	776,190	91,767

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	39	434	588	157
Axcelis Technologies, Inc.	Morgan Stanley	851	20,516	24,781	4,385
Broadcom, Inc.	Morgan Stanley	315	131,623	137,923	7,486
First Solar, Inc.	Morgan Stanley	1,276	102,870	126,222	23,771
Intel Corp.	Morgan Stanley	885	41,208	44,091	2,884
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	2,250	82,696	123,840	41,908

16

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	48	$2,235	$2,282	$48
QUALCOMM, Inc.	Morgan Stanley	868	127,524	132,231	4,809
Rambus, Inc.	Morgan Stanley	6	105	105	1
Texas Instruments, Inc.	Morgan Stanley	6	971	985	14
Ultra Clean Holdings, Inc.	Morgan Stanley	1	21	31	11

		6,545	510,203	593,079	85,474

Software & Services
A10 Networks, Inc.	Morgan Stanley	586	4,128	5,778	1,686
Accenture PLC, Class A (Ireland)	Morgan Stanley	23	5,947	6,008	62
ACI Worldwide, Inc.	Morgan Stanley	127	3,161	4,881	2,094
Agilysys, Inc.	Morgan Stanley	2	78	77	—
Appian Corp.	Morgan Stanley	151	22,936	24,476	1,541
Automatic Data Processing, Inc.	Morgan Stanley	13	2,278	2,291	13
Avalara, Inc.	Morgan Stanley	115	20,532	18,962	(1,656)
Blackline, Inc.	Morgan Stanley	191	25,829	25,476	(352)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	1,225	105,885	106,796	1,104
Broadridge Financial Solutions, Inc.	Morgan Stanley	619	87,605	94,831	7,732
CDK Global, Inc.	Morgan Stanley	756	35,948	39,183	3,310
CGI, Inc. (Canada)	Morgan Stanley	379	27,330	30,058	2,793
Cloudera, Inc.	Morgan Stanley	2,373	31,627	33,008	1,382
Cloudflare, Inc., Class A	Morgan Stanley	194	15,976	14,742	(1,350)
Cornerstone On Demand, Inc.	Morgan Stanley	1,121	39,011	49,369	10,460
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	361	70,650	76,467	5,818
CSG Systems International, Inc.	Morgan Stanley	878	37,175	39,571	2,814
Domo, Inc., Class B	Morgan Stanley	77	5,036	4,910	(124)
Elastic NV (Netherlands)	Morgan Stanley	60	8,898	8,768	(154)
Fair Isaac Corp.	Morgan Stanley	3	1,526	1,533	9
FireEye, Inc.	Morgan Stanley	806	18,093	18,586	495
Fiserv, Inc.	Morgan Stanley	738	79,864	84,029	4,166
Guidewire Software, Inc.	Morgan Stanley	22	2,222	2,832	1,874
International Business Machines Corp.	Morgan Stanley	69	8,219	8,686	522
Jack Henry & Associates, Inc.	Morgan Stanley	271	44,425	43,899	(306)
Microsoft Corp.	Morgan Stanley	196	42,761	43,594	857
NIC, Inc.	Morgan Stanley	14	275	362	89
Open Text Corp. (Canada)	Morgan Stanley	552	23,104	25,094	2,078
PayPal Holdings, Inc.	Morgan Stanley	111	25,396	25,996	601
Progress Software Corp.	Morgan Stanley	19	700	859	163
PTC, Inc.	Morgan Stanley	1	80	120	41
salesforce.com, Inc.	Morgan Stanley	34	7,584	7,566	(17)
SolarWinds Corp.	Morgan Stanley	18	301	269	(31)
SPS Commerce, Inc.	Morgan Stanley	9	673	977	305
Sykes Enterprises, Inc.	Morgan Stanley	3	114	113	—
Synopsys, Inc.	Morgan Stanley	32	7,253	8,296	1,175
Teradata Corp.	Morgan Stanley	564	11,849	12,673	825

17

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Unity Software, Inc.	Morgan Stanley	5	$775	$767	$(6)
Verint Systems, Inc.	Morgan Stanley	96	5,808	6,449	653
VeriSign, Inc.	Morgan Stanley	3	594	649	56
Visa, Inc., Class A	Morgan Stanley	32	6,744	6,999	257
Western Union Co. (The)	Morgan Stanley	178	3,876	3,905	30
Workiva, Inc.	Morgan Stanley	98	7,793	8,979	1,187
Zoom Video Communications, Inc., Class A	Morgan Stanley	108	39,789	36,431	(3,357)

		13,233	889,848	935,315	48,839

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	170	22,461	22,557	97
Avnet, Inc.	Morgan Stanley	361	9,931	12,675	3,776
Belden, Inc.	Morgan Stanley	1,012	35,450	42,403	7,153
Cambium Networks Corp. (Cayman Islands)	Morgan Stanley	25	638	627	(10)
CDW Corp.	Morgan Stanley	10	1,299	1,318	20
Cisco Systems, Inc.	Morgan Stanley	334	13,940	14,947	1,007
Dell Technologies, Inc., Class C	Morgan Stanley	528	37,003	38,697	1,705
EchoStar Corp., Class A	Morgan Stanley	3,717	109,205	78,763	(30,668)
FLIR Systems, Inc.	Morgan Stanley	710	26,196	31,119	6,219
HP, Inc.	Morgan Stanley	1,569	32,267	38,582	7,763
II-VI, Inc.	Morgan Stanley	13	1,000	987	(12)
Inseego Corp.	Morgan Stanley	15	233	232	—
InterDigital, Inc.	Morgan Stanley	5	280	303	27
Jabil, Inc.	Morgan Stanley	194	8,262	8,251	(10)
Juniper Networks, Inc.	Morgan Stanley	257	5,436	5,785	400
MTS Systems Corp.	Morgan Stanley	3	175	174	—
NCR Corp.	Morgan Stanley	2,770	55,511	104,069	48,559
NetApp, Inc.	Morgan Stanley	49	2,019	3,246	1,252
NETGEAR, Inc.	Morgan Stanley	242	7,922	9,832	1,912
OSI Systems, Inc.	Morgan Stanley	775	61,031	72,246	11,286
Sanmina Corp.	Morgan Stanley	28	697	893	197
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1	94	121	29
TTM Technologies, Inc.	Morgan Stanley	619	7,991	8,539	549
Ubiquiti, Inc.	Morgan Stanley	1	160	279	120
Vontier Corp.	Morgan Stanley	664	19,272	22,178	2,907

		14,072	458,473	518,823	64,278

Telecommunication Services
AT&T, Inc.	Morgan Stanley	707	20,074	20,333	261
CenturyLink, Inc.	Morgan Stanley	584	5,786	5,694	(91)
Iridium Communications, Inc.	Morgan Stanley	39	974	1,534	561
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	40	1,865	1,864	—
T-Mobile US, Inc.	Morgan Stanley	10	1,335	1,349	15
Verizon Communications, Inc.	Morgan Stanley	69	4,002	4,054	53

18

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Vonage Holdings Corp.	Morgan Stanley	1	$13	$13	$1

		1,450	34,049	34,841	800

Transportation
Alaska Air Group, Inc.	Morgan Stanley	570	21,058	29,640	8,583
ArcBest Corp.	Morgan Stanley	2,269	76,738	96,818	20,927
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	887	50,267	48,377	(1,929)
CH Robinson Worldwide, Inc.	Morgan Stanley	2	186	188	62
CSX Corp.	Morgan Stanley	30	2,700	2,723	23
FedEx Corp.	Morgan Stanley	133	35,623	34,529	(1,093)
Kansas City Southern	Morgan Stanley	1	174	204	32
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	193	7,304	8,071	788
Ryder System, Inc.	Morgan Stanley	169	8,878	10,437	1,647
Schneider National, Inc., Class B	Morgan Stanley	33	774	683	(11)
TFI International, Inc. (Canada)	Morgan Stanley	1	51	52	1
United Parcel Service, Inc., Class B	Morgan Stanley	1	170	168	15
Werner Enterprises, Inc.	Morgan Stanley	61	2,444	2,392	(45)

		4,350	206,367	234,282	29,000

Utilities
Dominion Energy, Inc.	Morgan Stanley	8	591	602	12
Duke Energy Corp.	Morgan Stanley	44	3,669	4,029	388
Exelon Corp.	Morgan Stanley	491	20,066	20,730	678
IDACORP, Inc.	Morgan Stanley	282	25,604	27,080	1,510
National Fuel Gas Co.	Morgan Stanley	237	9,842	9,748	76
NiSource, Inc.	Morgan Stanley	4,058	93,872	93,091	(560)
NRG Energy, Inc.	Morgan Stanley	212	6,432	7,961	1,607
ONE Gas, Inc.	Morgan Stanley	91	6,922	6,986	74
Public Service Enterprise Group, Inc.	Morgan Stanley	108	6,147	6,296	298
Spire, Inc.	Morgan Stanley	4	255	256	2

		5,535	173,400	176,779	4,085

Total Reference Entity — Long			9,469,799	10,319,436	909,926

Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(134)	(16,844)	(17,459)	(628)
Dana, Inc.	Morgan Stanley	(593)	(11,670)	(11,575)	85
Dorman Products, Inc.	Morgan Stanley	(283)	(25,124)	(24,570)	531
Fox Factory Holding Corp.	Morgan Stanley	(1,013)	(102,121)	(107,084)	(5,187)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(3,255)	(31,964)	(35,512)	(3,820)
LCI Industries	Morgan Stanley	(1,271)	(147,441)	(164,823)	(19,890)
Patrick Industries, Inc.	Morgan Stanley	(1,169)	(70,161)	(79,901)	(10,286)
Tesla, Inc.	Morgan Stanley	(104)	(69,276)	(73,390)	(4,172)
XPEL, Inc.	Morgan Stanley	(135)	(6,423)	(6,961)	(542)

		(7,957)	(481,024)	(521,275)	(43,909)

19

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods
AAON, Inc.	Morgan Stanley	(14)	$(938)	$(933)	$5
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(770)	(40,457)	(40,695)	(271)
American Woodmark Corp.	Morgan Stanley	(260)	(23,499)	(24,401)	(921)
Armstrong World Industries, Inc.	Morgan Stanley	(1,646)	(124,847)	(122,446)	2,041
Astec Industries, Inc.	Morgan Stanley	(1,036)	(55,840)	(59,964)	(4,341)
Axon Enterprise, Inc.	Morgan Stanley	(691)	(63,014)	(84,668)	(22,626)
Beacon Roofing Supply, Inc.	Morgan Stanley	(831)	(29,239)	(33,398)	(4,183)
Boeing Co. (The)	Morgan Stanley	(1,904)	(430,791)	(407,570)	22,852
Builders FirstSource, Inc.	Morgan Stanley	(6,355)	(230,904)	(259,348)	(28,641)
Carlisle Cos, Inc.	Morgan Stanley	(184)	(25,335)	(28,737)	(3,497)
Chart Industries, Inc.	Morgan Stanley	(15)	(1,777)	(1,767)	10
CIRCOR International, Inc.	Morgan Stanley	(87)	(3,100)	(3,344)	(246)
Construction Partners, Inc., Class A	Morgan Stanley	(1,208)	(23,042)	(35,165)	(12,346)
Encore Wire Corp.	Morgan Stanley	(7)	(415)	(424)	(8)
Enerpac Tool Group Corp.	Morgan Stanley	(62)	(1,375)	(1,402)	(27)
EnerSys	Morgan Stanley	(1,054)	(77,985)	(87,545)	(10,202)
GATX Corp.	Morgan Stanley	(495)	(37,963)	(41,174)	(3,450)
GrafTech International Ltd.	Morgan Stanley	(408)	(4,136)	(4,349)	(216)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(14)	(179)	(184)	(4)
Helios Technologies, Inc.	Morgan Stanley	(788)	(33,633)	(41,993)	(8,490)
Hexcel Corp.	Morgan Stanley	(2,183)	(100,126)	(105,854)	(7,177)
Hillenbrand, Inc.	Morgan Stanley	(2,581)	(83,379)	(102,724)	(20,970)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(627)	(25,550)	(37,338)	(12,015)
Kaman Corp.	Morgan Stanley	(260)	(13,940)	(14,854)	(963)
Kennametal, Inc.	Morgan Stanley	(7,880)	(236,093)	(285,571)	(52,004)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(6,581)	(132,862)	(180,517)	(48,396)
Maxar Technologies, Inc.	Morgan Stanley	(1,967)	(60,452)	(75,907)	(15,521)
Mercury Systems, Inc.	Morgan Stanley	(177)	(13,936)	(15,587)	(1,661)
Meritor, Inc.	Morgan Stanley	(7,149)	(167,545)	(199,529)	(32,447)
Mueller Water Products, Inc., Class A	Morgan Stanley	(8,064)	(89,136)	(99,832)	(11,389)
Navistar International Corp.	Morgan Stanley	(1,953)	(85,984)	(85,854)	57
Nordson Corp.	Morgan Stanley	(301)	(61,905)	(60,486)	1,198
NV5 Global, Inc.	Morgan Stanley	(842)	(43,818)	(66,333)	(22,880)
Oshkosh Corp.	Morgan Stanley	(1,306)	(105,286)	(112,407)	(7,309)
Parsons Corp.	Morgan Stanley	(1,035)	(34,836)	(37,684)	(2,877)
PGT Innovations, Inc.	Morgan Stanley	(1,953)	(37,190)	(39,724)	(2,565)
Proto Labs, Inc.	Morgan Stanley	(1,474)	(230,730)	(226,112)	4,404
Raven Industries, Inc.	Morgan Stanley	(291)	(7,537)	(9,629)	(2,105)
Resideo Technologies, Inc.	Morgan Stanley	(6,946)	(98,286)	(147,672)	(50,825)
REV Group, Inc.	Morgan Stanley	(3,491)	(28,006)	(30,756)	(2,932)
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(453)	(21,026)	(23,891)	(2,890)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(4,547)	(110,654)	(177,742)	(67,250)
SPX Corp.	Morgan Stanley	(193)	(10,346)	(10,526)	(188)
Sunrun, Inc.	Morgan Stanley	(684)	(44,199)	(47,456)	(3,293)

20

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Terex Corp.	Morgan Stanley	(1,161)	$(30,264)	$(40,507)	$(10,413)
Trex Co., Inc.	Morgan Stanley	(6,930)	(527,835)	(580,180)	(53,795)
Triumph Group, Inc.	Morgan Stanley	(2,323)	(32,155)	(29,177)	2,951
Vicor Corp.	Morgan Stanley	(1,775)	(156,307)	(163,691)	(7,792)
Welbilt, Inc.	Morgan Stanley	(5,140)	(53,993)	(67,848)	(13,900)
WESCO International, Inc.	Morgan Stanley	(4,070)	(193,498)	(319,495)	(129,468)
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(1,098)	(24,275)	(25,441)	(1,185)
Woodward, Inc.	Morgan Stanley	(202)	(24,337)	(24,549)	(232)
Xylem, Inc.	Morgan Stanley	(406)	(37,012)	(41,327)	(4,727)

		(103,872)	(4,130,967)	(4,765,707)	(655,120)

Commercial & Professional Services
Casella Waste Systems, Inc., Class A	Morgan Stanley	(228)	(13,359)	(14,125)	(810)
Equifax, Inc.	Morgan Stanley	(755)	(145,426)	(145,594)	(292)
Forrester Research, Inc.	Morgan Stanley	(544)	(19,704)	(22,794)	(3,182)
Harsco Corp.	Morgan Stanley	(5,037)	(73,281)	(90,565)	(17,360)
Insperity, Inc.	Morgan Stanley	(961)	(66,169)	(78,245)	(13,347)
Knoll, Inc.	Morgan Stanley	(38)	(536)	(558)	(21)
Korn Ferry	Morgan Stanley	(44)	(1,939)	(1,914)	25
MSA Safety, Inc.	Morgan Stanley	(174)	(25,068)	(25,994)	(986)
Pitney Bowes, Inc.	Morgan Stanley	(175)	(1,077)	(1,078)	—
US Ecology, Inc.	Morgan Stanley	(2,179)	(82,171)	(79,163)	2,959
Viad Corp.	Morgan Stanley	(58)	(1,973)	(2,098)	(125)

		(10,193)	(430,703)	(462,128)	(33,139)

Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(226)	(8,148)	(9,162)	(1,225)
Callaway Golf Co.	Morgan Stanley	(5,396)	(116,284)	(129,558)	(14,227)
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(4,103)	(143,381)	(122,146)	21,158
Columbia Sportswear Co.	Morgan Stanley	(841)	(76,914)	(73,487)	3,363
GoPro, Inc., Class A	Morgan Stanley	(14,027)	(62,713)	(116,144)	(55,960)
Lululemon Athletica, Inc.	Morgan Stanley	(416)	(156,759)	(144,780)	12,831
Malibu Boats, Inc., Class A	Morgan Stanley	(342)	(19,257)	(21,354)	(2,148)
Oxford Industries, Inc.	Morgan Stanley	(58)	(3,790)	(3,800)	(11)
Purple Innovation, Inc.	Morgan Stanley	(321)	(10,461)	(10,574)	(121)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(7,878)	(259,387)	(283,135)	(23,970)
Tapestry, Inc.	Morgan Stanley	(1,684)	(35,166)	(52,339)	(17,202)
Under Armour, Inc., Class C	Morgan Stanley	(10,685)	(104,386)	(158,993)	(56,092)

		(45,977)	(996,646)	(1,125,472)	(133,604)

Consumer Services
Aramark	Morgan Stanley	(3,846)	(141,475)	(147,994)	(7,325)
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(1,701)	(261,660)	(294,256)	(33,278)
Caesars Entertainment, Inc.	Morgan Stanley	(2,210)	(142,867)	(164,137)	(22,580)
Carnival Corp. (Panama)	Morgan Stanley	(7,774)	(162,201)	(168,385)	(6,322)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(4,336)	(134,858)	(160,692)	(25,949)
Chegg, Inc.	Morgan Stanley	(407)	(31,920)	(36,764)	(6,713)
Churchill Downs, Inc.	Morgan Stanley	(155)	(30,342)	(30,192)	96

21

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(1,713)	$(211,888)	$(225,979)	$(14,272)
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	(11,506)	(209,526)	(345,410)	(138,647)
Denny’s Corp.	Morgan Stanley	(3,429)	(41,443)	(50,338)	(8,929)
frontdoor, Inc.	Morgan Stanley	(304)	(15,250)	(15,264)	(30)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(1,228)	(128,800)	(136,627)	(7,937)
Monarch Casino & Resort, Inc.	Morgan Stanley	(1,012)	(47,564)	(61,955)	(14,488)
Planet Fitness, Inc., Class A	Morgan Stanley	(8)	(621)	(621)	(1)
Starbucks Corp.	Morgan Stanley	(86)	(9,150)	(9,200)	(57)
Stride, Inc.	Morgan Stanley	(2,419)	(93,978)	(51,355)	42,543
WW International, Inc.	Morgan Stanley	(647)	(20,319)	(15,787)	4,985

		(42,781)	(1,683,862)	(1,914,956)	(238,904)

Diversified Financials
CME Group, Inc.	Morgan Stanley	(693)	(126,081)	(126,161)	(4,364)
Franklin Resources, Inc.	Morgan Stanley	(5,646)	(136,878)	(141,094)	(5,773)
Intercontinental Exchange, Inc.	Morgan Stanley	(3,101)	(313,715)	(357,514)	(45,699)
WisdomTree Investments, Inc.	Morgan Stanley	(167)	(894)	(893)	—

		(9,607)	(577,568)	(625,662)	(55,836)

Energy
Archrock, Inc.	Morgan Stanley	(7,011)	(45,712)	(60,715)	(16,254)
Cabot Oil & Gas Corp.	Morgan Stanley	(6,475)	(119,325)	(105,413)	13,405
Cameco Corp. (Canada)	Morgan Stanley	(43)	(581)	(576)	5
ChampionX Corp.	Morgan Stanley	(4,029)	(34,396)	(61,644)	(27,276)
CNX Resources Corp.	Morgan Stanley	(7,970)	(82,744)	(86,076)	(3,402)
Delek US Holdings, Inc.	Morgan Stanley	(18,670)	(290,781)	(300,027)	(9,789)
Dril-Quip, Inc.	Morgan Stanley	(770)	(24,415)	(22,807)	1,587
Hess Corp.	Morgan Stanley	(355)	(16,664)	(18,740)	(2,361)
HollyFrontier Corp.	Morgan Stanley	(447)	(11,270)	(11,555)	(293)
National Energy Services Reunited Corp. (British Virgin Islands)	Morgan Stanley	(9)	(88)	(89)	—
NexTier Oilfield Solutions, Inc.	Morgan Stanley	(6,190)	(15,289)	(21,294)	(6,016)
ONEOK, Inc.	Morgan Stanley	(1,003)	(30,042)	(38,495)	(9,530)
Ovintiv, Inc.	Morgan Stanley	(4,724)	(52,862)	(67,837)	(16,513)
PDC Energy, Inc.	Morgan Stanley	(5,130)	(78,694)	(105,319)	(27,081)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(14,303)	(355,342)	(338,409)	7,297
RPC, Inc.	Morgan Stanley	(5,381)	(16,412)	(16,950)	(553)
Southwestern Energy Co.	Morgan Stanley	(123,804)	(344,776)	(368,936)	(24,455)
Suncor Energy, Inc. (Canada)	Morgan Stanley	(5,976)	(102,809)	(100,277)	265
TC Energy Corp. (Canada)	Morgan Stanley	(5,590)	(250,943)	(227,625)	17,730
WPX Energy, Inc.	Morgan Stanley	(7,137)	(40,253)	(58,166)	(19,058)

		(225,017)	(1,913,398)	(2,010,950)	(122,292)

Food & Staples Retailing
Chefs’ Warehouse, Inc. (The)	Morgan Stanley	(627)	(15,339)	(16,108)	(781)
Grocery Outlet Holding Corp.	Morgan Stanley	(8,071)	(332,057)	(316,787)	14,987
Performance Food Group Co.	Morgan Stanley	(4,549)	(169,204)	(216,578)	(48,619)

22

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing — (continued)
Rite Aid Corp.	Morgan Stanley	(3,213)	$(44,381)	$(50,862)	$(6,517)

		(16,460)	(560,981)	(600,335)	(40,930)

Food, Beverage & Tobacco
Beyond Meat, Inc.	Morgan Stanley	(4,162)	(545,507)	(520,250)	24,790
Calavo Growers, Inc.	Morgan Stanley	(1,090)	(69,890)	(75,679)	(7,105)
Darling Ingredients, Inc.	Morgan Stanley	(160)	(9,049)	(9,229)	(187)
Hormel Foods Corp.	Morgan Stanley	(3,038)	(143,883)	(141,601)	2,361
Hostess Brands, Inc.	Morgan Stanley	(77)	(1,122)	(1,127)	(5)
J&J Snack Foods Corp.	Morgan Stanley	(466)	(67,100)	(72,402)	(5,761)
Lancaster Colony Corp.	Morgan Stanley	(3)	(543)	(551)	(8)
MGP Ingredients, Inc.	Morgan Stanley	(1,245)	(48,045)	(58,590)	(11,376)
Pilgrim’s Pride Corp.	Morgan Stanley	(4,716)	(76,447)	(92,481)	(16,375)
Sanderson Farms, Inc.	Morgan Stanley	(1,172)	(139,046)	(154,938)	(17,136)
Simply Good Foods Co. (The)	Morgan Stanley	(582)	(16,518)	(18,252)	(1,747)
SunOpta, Inc. (Canada)	Morgan Stanley	(14)	(162)	(163)	—
Universal Corp.	Morgan Stanley	(426)	(18,196)	(20,708)	(2,823)

		(17,151)	(1,135,508)	(1,165,971)	(35,372)

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(118)	(37,816)	(38,256)	(471)
Alcon, Inc. (Switzerland)	Morgan Stanley	(8)	(531)	(528)	4
Antares Pharma, Inc.	Morgan Stanley	(86)	(340)	(343)	(2)
AtriCure, Inc.	Morgan Stanley	(702)	(30,811)	(39,080)	(8,609)
Avanos Medical, Inc.	Morgan Stanley	(568)	(18,927)	(26,060)	(7,148)
Axogen, Inc.	Morgan Stanley	(3,185)	(37,965)	(57,012)	(19,617)
BioTelemetry, Inc.	Morgan Stanley	(1,979)	(81,413)	(142,646)	(61,302)
Brookdale Senior Living, Inc.	Morgan Stanley	(5,220)	(15,503)	(23,125)	(7,728)
Cantel Medical Corp.	Morgan Stanley	(890)	(48,226)	(70,185)	(22,883)
Cardiovascular Systems, Inc.	Morgan Stanley	(1,232)	(41,555)	(53,912)	(12,559)
Castle Biosciences, Inc.	Morgan Stanley	(126)	(7,228)	(8,461)	(1,238)
Covetrus, Inc.	Morgan Stanley	(2,714)	(71,439)	(78,000)	(6,621)
CryoLife, Inc.	Morgan Stanley	(120)	(2,546)	(2,833)	(288)
Edwards Lifesciences Corp.	Morgan Stanley	(2,945)	(241,994)	(268,672)	(26,885)
Encompass Health Corp.	Morgan Stanley	(1,030)	(77,552)	(85,171)	(8,770)
Evolent Health, Inc., Class A	Morgan Stanley	(7,797)	(111,562)	(124,986)	(13,687)
Fulgent Genetics, Inc.	Morgan Stanley	(1,927)	(92,484)	(100,397)	(7,991)
Glaukos Corp.	Morgan Stanley	(1,773)	(84,803)	(133,436)	(49,960)
Globus Medical, Inc., Class A	Morgan Stanley	(345)	(22,211)	(22,501)	(308)
Guardant Health, Inc.	Morgan Stanley	(677)	(78,138)	(87,252)	(9,180)
Haemonetics Corp.	Morgan Stanley	(2,298)	(228,792)	(272,888)	(44,291)
HealthEquity, Inc.	Morgan Stanley	(2,440)	(153,745)	(170,092)	(17,641)
HealthStream, Inc.	Morgan Stanley	(4)	(87)	(87)	1
Henry Schein, Inc.	Morgan Stanley	(588)	(40,091)	(39,314)	770
ICU Medical, Inc.	Morgan Stanley	(1)	(214)	(214)	1
Inari Medical, Inc.	Morgan Stanley	(102)	(8,716)	(8,904)	(194)
Integra LifeSciences Holdings Corp.	Morgan Stanley	(1,368)	(78,726)	(88,811)	(10,151)
Intuitive Surgical, Inc.	Morgan Stanley	(74)	(59,278)	(60,539)	(1,311)

23

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Lantheus Holdings, Inc.	Morgan Stanley	(355)	$(4,738)	$(4,789)	$(54)
LHC Group, Inc.	Morgan Stanley	(367)	(76,679)	(78,288)	(1,724)
LivaNova PLC (United Kingdom)	Morgan Stanley	(3,738)	(178,884)	(247,493)	(69,733)
Merit Medical Systems, Inc.	Morgan Stanley	(785)	(38,967)	(43,575)	(4,881)
Mesa Laboratories, Inc.	Morgan Stanley	(284)	(71,639)	(81,406)	(9,874)
NuVasive, Inc.	Morgan Stanley	(1,622)	(86,536)	(91,367)	(5,026)
Ontrak, Inc.	Morgan Stanley	(434)	(22,398)	(26,817)	(4,437)
OraSure Technologies, Inc.	Morgan Stanley	(5,502)	(63,419)	(58,239)	5,127
OrthoPediatrics Corp.	Morgan Stanley	(48)	(2,164)	(1,980)	183
PetIQ, Inc.	Morgan Stanley	(4,161)	(147,050)	(159,990)	(13,130)
Progyny, Inc.	Morgan Stanley	(1,054)	(30,743)	(44,679)	(14,046)
RadNet, Inc.	Morgan Stanley	(2,613)	(39,691)	(51,136)	(11,912)
Silk Road Medical, Inc.	Morgan Stanley	(499)	(29,479)	(31,427)	(1,972)
Simulations Plus, Inc.	Morgan Stanley	(83)	(5,709)	(5,969)	(264)
SmileDirectClub, Inc.	Morgan Stanley	(12,268)	(144,880)	(146,480)	(2,178)
STAAR Surgical Co.	Morgan Stanley	(551)	(32,845)	(43,650)	(10,962)
Surgery Partners, Inc.	Morgan Stanley	(1,988)	(43,230)	(57,672)	(14,478)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(3,741)	(189,667)	(160,264)	29,241
Tactile Systems Technology, Inc.	Morgan Stanley	(842)	(31,077)	(37,839)	(6,798)
Tandem Diabetes Care, Inc.	Morgan Stanley	(202)	(20,909)	(19,327)	1,565
Teleflex, Inc.	Morgan Stanley	(417)	(162,556)	(171,625)	(9,207)
US Physical Therapy, Inc.	Morgan Stanley	(161)	(15,198)	(19,360)	(4,175)
Vapotherm, Inc.	Morgan Stanley	(3)	(82)	(81)	2
Varex Imaging Corp.	Morgan Stanley	(520)	(7,311)	(8,674)	(1,385)

		(82,555)	(3,118,544)	(3,595,832)	(488,177)

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(1,752)	(6,603)	(12,299)	(5,808)
Spectrum Brands Holdings, Inc.	Morgan Stanley	(182)	(13,819)	(14,374)	(566)
WD-40 Co.	Morgan Stanley	(397)	(81,881)	(105,475)	(24,563)

		(2,331)	(102,303)	(132,148)	(30,937)

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(55)	(15,068)	(15,027)	(34)
Amyris, Inc.	Morgan Stanley	(5,306)	(18,899)	(32,765)	(13,881)
Balchem Corp.	Morgan Stanley	(293)	(29,676)	(33,759)	(4,275)
Cleveland-Cliffs, Inc.	Morgan Stanley	(10,698)	(72,348)	(155,763)	(91,540)
Element Solutions, Inc.	Morgan Stanley	(5,684)	(82,484)	(100,777)	(18,487)
Equinox Gold Corp. (Canada)	Morgan Stanley	(11,180)	(143,737)	(115,601)	28,014
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(6,457)	(46,944)	(53,206)	(6,564)
GCP Applied Technologies, Inc.	Morgan Stanley	(697)	(18,638)	(16,484)	2,182
Glatfelter Corp.	Morgan Stanley	(49)	(816)	(803)	7
Graphic Packaging Holding Co.	Morgan Stanley	(5,660)	(82,475)	(95,880)	(14,183)
H.B. Fuller Co.	Morgan Stanley	(301)	(14,842)	(15,616)	(900)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(3,730)	(16,934)	(26,110)	(9,346)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(7,746)	(346,588)	(319,677)	24,920
Kronos Worldwide, Inc.	Morgan Stanley	(15)	(223)	(224)	—
Livent Corp.	Morgan Stanley	(13,805)	(124,245)	(260,086)	(143,555)

24

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(447)	$(35,569)	$(40,972)	$(5,866)
Materion Corp.	Morgan Stanley	(15)	(926)	(956)	(29)
Methanex Corp. (Canada)	Morgan Stanley	(5,227)	(120,864)	(240,860)	(124,504)
Myers Industries, Inc.	Morgan Stanley	(16)	(315)	(332)	(16)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(5,533)	(60,432)	(53,504)	6,877
Nutrien Ltd. (Canada)	Morgan Stanley	(2,014)	(99,254)	(96,994)	1,238
Olin Corp.	Morgan Stanley	(4,944)	(72,723)	(121,425)	(52,994)
PQ Group Holdings, Inc.	Morgan Stanley	(7)	(100)	(100)	1
Quaker Chemical Corp.	Morgan Stanley	(425)	(83,734)	(107,691)	(24,769)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(59)	(1,771)	(1,883)	(112)
Steel Dynamics, Inc.	Morgan Stanley	(4,698)	(157,489)	(173,215)	(18,227)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(4,902)	(74,358)	(88,971)	(14,863)
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(13,177)	(124,271)	(192,648)	(70,140)
United States Steel Corp.	Morgan Stanley	(1,056)	(8,398)	(17,709)	(11,333)
Warrior Met Coal, Inc.	Morgan Stanley	(5,644)	(91,492)	(120,330)	(29,183)
Westlake Chemical Corp.	Morgan Stanley	(1,468)	(98,474)	(119,789)	(22,087)

		(121,308)	(2,044,087)	(2,619,157)	(613,649)

Media & Entertainment
ANGI Homeservices, Inc., Class A	Morgan Stanley	(9,482)	(109,226)	(125,115)	(15,982)
Cars.com, Inc.	Morgan Stanley	(1,433)	(15,629)	(16,193)	(577)
Cinemark Holdings, Inc.	Morgan Stanley	(9,143)	(114,531)	(159,180)	(47,583)
Discovery, Inc., Class A	Morgan Stanley	(10,778)	(297,189)	(324,310)	(27,375)
Eventbrite, Inc., Class A	Morgan Stanley	(2,183)	(24,493)	(39,512)	(15,561)
EW Scripps Co. (The), Class A	Morgan Stanley	(4,461)	(50,454)	(68,209)	(18,400)
Glu Mobile, Inc.	Morgan Stanley	(13,361)	(108,200)	(120,383)	(12,998)
iHeartMedia, Inc., Class A	Morgan Stanley	(1,348)	(12,357)	(17,497)	(5,236)
Live Nation Entertainment, Inc.	Morgan Stanley	(1,732)	(107,314)	(127,267)	(20,258)
Loral Space & Communications, Inc.	Morgan Stanley	(2)	(42)	(42)	2
New York Times Co. (The), Class A	Morgan Stanley	(1,011)	(51,254)	(52,339)	(1,129)
Scholastic Corp.	Morgan Stanley	(9)	(219)	(225)	(5)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(1,948)	(40,129)	(62,044)	(23,117)
TripAdvisor, Inc.	Morgan Stanley	(14,755)	(344,272)	(424,649)	(81,268)
Walt Disney Co. (The)	Morgan Stanley	(1,103)	(181,657)	(199,841)	(18,340)
WideOpenWest, Inc.	Morgan Stanley	(30)	(307)	(320)	(12)
Yelp, Inc.	Morgan Stanley	(2,648)	(61,229)	(86,510)	(26,770)
Zynga, Inc., Class A	Morgan Stanley	(41,486)	(351,361)	(409,467)	(58,406)

		(116,913)	(1,869,863)	(2,233,103)	(373,015)

Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(1,699)	(239,360)	(240,578)	(1,423)
Adaptive Biotechnologies Corp.	Morgan Stanley	(2,423)	(105,574)	(143,272)	(38,405)
Adverum Biotechnologies, Inc.	Morgan Stanley	(135)	(1,598)	(1,463)	134
Agios Pharmaceuticals, Inc.	Morgan Stanley	(128)	(5,143)	(5,546)	(632)
Akero Therapeutics, Inc.	Morgan Stanley	(13)	(335)	(335)	(1)
Allogene Therapeutics, Inc.	Morgan Stanley	(755)	(22,640)	(19,056)	3,565

25

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	(15)	$(2,017)	$(1,950)	$76
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(3,426)	(13,489)	(15,657)	(2,178)
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(804)	(43,116)	(34,878)	8,203
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(1,325)	(89,294)	(101,667)	(12,978)
Arvinas, Inc.	Morgan Stanley	(2,853)	(73,287)	(242,305)	(173,885)
Athenex, Inc.	Morgan Stanley	(57)	(645)	(630)	13
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(1,271)	(18,778)	(17,578)	1,185
Axsome Therapeutics, Inc.	Morgan Stanley	(64)	(5,269)	(5,214)	52
Bausch Health Cos, Inc. (Canada)	Morgan Stanley	(2,560)	(44,043)	(53,248)	(9,907)
Bluebird Bio, Inc.	Morgan Stanley	(6)	(260)	(260)	2
Bruker Corp.	Morgan Stanley	(1,567)	(77,943)	(84,822)	(7,370)
Codexis, Inc.	Morgan Stanley	(4,568)	(63,130)	(99,719)	(36,958)
Deciphera Pharmaceuticals, Inc.	Morgan Stanley	(69)	(3,967)	(3,938)	27
Elanco Animal Health, Inc.	Morgan Stanley	(13,205)	(397,862)	(404,997)	(7,505)
Eli Lilly & Co.	Morgan Stanley	(1,830)	(303,247)	(308,977)	(6,574)
Epizyme, Inc.	Morgan Stanley	(2,714)	(35,339)	(29,474)	5,836
Esperion Therapeutics, Inc.	Morgan Stanley	(86)	(2,393)	(2,236)	156
Global Blood Therapeutics, Inc.	Morgan Stanley	(1,319)	(57,678)	(57,126)	504
Insmed, Inc.	Morgan Stanley	(408)	(14,301)	(13,582)	707
Intersect ENT, Inc.	Morgan Stanley	(2,186)	(42,234)	(50,059)	(7,941)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(1,262)	(69,665)	(71,353)	(1,748)
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(12)	(1,969)	(1,981)	(12)
Kadmon Holdings, Inc.	Morgan Stanley	(2)	(8)	(8)	1
Karyopharm Therapeutics, Inc.	Morgan Stanley	(49)	(747)	(759)	(20)
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	(46)	(5,590)	(5,114)	472
Myriad Genetics, Inc.	Morgan Stanley	(2,711)	(37,141)	(53,610)	(16,926)
NanoString Technologies, Inc.	Morgan Stanley	(1,302)	(54,254)	(87,078)	(34,460)
NeoGenomics, Inc.	Morgan Stanley	(1,278)	(50,245)	(68,808)	(19,232)
OPKO Health, Inc.	Morgan Stanley	(51)	(205)	(201)	5
Pacific Biosciences of California, Inc.	Morgan Stanley	(1,487)	(10,550)	(38,573)	(32,795)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(2,669)	(132,914)	(119,358)	13,171
Phathom Pharmaceuticals, Inc.	Morgan Stanley	(13)	(535)	(432)	104
PRA Health Sciences, Inc.	Morgan Stanley	(982)	(105,339)	(123,182)	(17,933)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(1,350)	(143,159)	(166,887)	(24,459)
REGENXBIO, Inc.	Morgan Stanley	(2,638)	(80,512)	(119,660)	(40,393)
Seres Therapeutics, Inc.	Morgan Stanley	(412)	(10,316)	(10,094)	215
Theravance Biopharma, Inc. (Cayman
Islands)	Morgan Stanley	(4,504)	(84,270)	(80,036)	4,305
VBI Vaccines, Inc. (Canada)	Morgan Stanley	(1,312)	(3,812)	(3,608)	202
Vir Biotechnology, Inc.	Morgan Stanley	(862)	(25,760)	(23,084)	2,654
Xencor, Inc.	Morgan Stanley	(6)	(266)	(262)	4
Zogenix, Inc.	Morgan Stanley	(1,027)	(24,637)	(20,530)	4,113
Zymeworks, Inc. (Canada)	Morgan Stanley	(27)	(1,296)	(1,276)	20

		(69,488)	(2,506,132)	(2,934,461)	(448,009)

26

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(377)	$(9,901)	$(9,802)	$91
Booking Holdings, Inc.	Morgan Stanley	(4)	(8,845)	(8,909)	2,045
Boot Barn Holdings, Inc.	Morgan Stanley	(969)	(27,675)	(42,016)	(15,218)
Burlington Stores, Inc.	Morgan Stanley	(1,926)	(422,310)	(503,745)	(81,797)
Carvana Co.	Morgan Stanley	(1,808)	(399,580)	(433,088)	(33,850)
Children’s Place, Inc. (The)	Morgan Stanley	(3,890)	(171,090)	(194,889)	(23,945)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(660)	(49,879)	(61,281)	(12,586)
Grubhub, Inc.	Morgan Stanley	(878)	(64,416)	(65,209)	(847)
Lithia Motors, Inc., Class A	Morgan Stanley	(652)	(179,008)	(190,821)	(12,216)
Monro, Inc.	Morgan Stanley	(4,296)	(199,517)	(228,977)	(31,546)
Nordstrom, Inc.	Morgan Stanley	(5,857)	(99,183)	(182,797)	(83,698)
Penske Automotive Group, Inc.	Morgan Stanley	(1,333)	(69,683)	(79,167)	(10,020)
RealReal, Inc. (The)	Morgan Stanley	(4,213)	(60,005)	(82,322)	(22,779)
Sally Beauty Holdings, Inc.	Morgan Stanley	(2,055)	(23,633)	(26,797)	(3,184)
Tiffany & Co.	Morgan Stanley	(1,358)	(177,840)	(178,509)	(1,609)
Ulta Beauty, Inc.	Morgan Stanley	(849)	(228,518)	(243,799)	(15,476)

		(31,125)	(2,191,083)	(2,532,128)	(346,635)

Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(211)	(18,915)	(17,144)	1,763
Advanced Energy Industries, Inc.	Morgan Stanley	(1,479)	(109,623)	(143,419)	(34,816)
Brooks Automation, Inc.	Morgan Stanley	(277)	(14,634)	(18,794)	(4,673)
CEVA, Inc.	Morgan Stanley	(1,246)	(53,162)	(56,693)	(3,576)
CMC Materials, Inc.	Morgan Stanley	(114)	(18,353)	(17,248)	978
Cree, Inc.	Morgan Stanley	(2,089)	(134,290)	(221,225)	(93,904)
Diodes, Inc.	Morgan Stanley	(375)	(24,926)	(26,438)	(1,543)
Enphase Energy, Inc.	Morgan Stanley	(1,067)	(186,468)	(187,226)	(917)
FormFactor, Inc.	Morgan Stanley	(687)	(23,761)	(29,555)	(6,075)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(1,186)	(31,702)	(35,752)	(4,177)
Impinj, Inc.	Morgan Stanley	(33)	(1,356)	(1,382)	(26)
MaxLinear, Inc.	Morgan Stanley	(1,368)	(38,732)	(52,244)	(13,544)
ON Semiconductor Corp.	Morgan Stanley	(11,115)	(308,137)	(363,794)	(56,328)
Onto Innovation, Inc.	Morgan Stanley	(1,502)	(49,836)	(71,420)	(21,907)
PDF Solutions, Inc.	Morgan Stanley	(4)	(86)	(86)	—
Photronics, Inc.	Morgan Stanley	(30)	(332)	(335)	(2)
Semtech Corp.	Morgan Stanley	(399)	(24,605)	(28,764)	(4,179)
Silicon Laboratories, Inc.	Morgan Stanley	(184)	(19,869)	(23,431)	(3,578)
Skyworks Solutions, Inc.	Morgan Stanley	(777)	(117,315)	(118,788)	(1,572)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(33)	(1,196)	(1,242)	(45)
Universal Display Corp.	Morgan Stanley	(956)	(171,783)	(219,689)	(51,418)

		(25,132)	(1,349,081)	(1,634,669)	(299,539)

Software & Services
8x8, Inc.	Morgan Stanley	(12,024)	(210,660)	(414,467)	(211,756)
Altair Engineering, Inc., Class A	Morgan Stanley	(1,932)	(83,725)	(112,404)	(29,317)
Alteryx, Inc., Class A	Morgan Stanley	(3,199)	(389,923)	(389,606)	(284)
Appfolio, Inc., Class A	Morgan Stanley	(82)	(14,339)	(14,763)	(436)

27

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Avaya Holdings Corp.	Morgan Stanley	(3,969)	$(64,933)	$(76,006)	$(11,433)
Ceridian HCM Holding, Inc.	Morgan Stanley	(3,141)	(260,074)	(334,705)	(74,934)
CommVault Systems, Inc.	Morgan Stanley	(1,086)	(48,286)	(60,132)	(11,909)
Conduent, Inc.	Morgan Stanley	(20,049)	(71,976)	(96,235)	(24,583)
Digital Turbine, Inc.	Morgan Stanley	(2,124)	(119,109)	(120,133)	(1,126)
DXC Technology Co.	Morgan Stanley	(10,655)	(227,424)	(274,366)	(47,137)
Euronet Worldwide, Inc.	Morgan Stanley	(1,596)	(190,337)	(231,292)	(41,118)
Everbridge, Inc.	Morgan Stanley	(646)	(99,125)	(96,299)	2,770
Fortinet, Inc.	Morgan Stanley	(1,171)	(170,375)	(173,929)	(3,698)
GreenSky, Inc., Class A	Morgan Stanley	(10)	(46)	(46)	(4)
KBR, Inc.	Morgan Stanley	(354)	(10,659)	(10,949)	(298)
Leidos Holdings, Inc.	Morgan Stanley	(95)	(8,843)	(9,986)	(1,686)
Manhattan Associates, Inc.	Morgan Stanley	(297)	(29,339)	(31,238)	(1,963)
Medallia, Inc.	Morgan Stanley	(2,295)	(86,951)	(76,240)	10,636
New Relic, Inc.	Morgan Stanley	(5,665)	(340,840)	(370,491)	(29,972)
Paycom Software, Inc.	Morgan Stanley	(396)	(161,560)	(179,091)	(18,879)
Pegasystems, Inc.	Morgan Stanley	(873)	(108,490)	(116,336)	(7,964)
Ping Identity Holding Corp.	Morgan Stanley	(8,268)	(269,843)	(236,796)	32,817
Pluralsight, Inc., Class A	Morgan Stanley	(2,419)	(39,675)	(50,702)	(11,060)
Proofpoint, Inc.	Morgan Stanley	(563)	(62,317)	(76,799)	(15,843)
PROS Holdings, Inc.	Morgan Stanley	(3,019)	(118,955)	(153,275)	(34,750)
RealPage, Inc.	Morgan Stanley	(463)	(40,479)	(40,392)	53
Sabre Corp.	Morgan Stanley	(12,715)	(91,340)	(152,834)	(64,483)
Splunk, Inc.	Morgan Stanley	(2,541)	(407,098)	(431,690)	(24,940)
Sprout Social, Inc., Class A	Morgan Stanley	(67)	(3,137)	(3,042)	93
Switch, Inc., Class A	Morgan Stanley	(10,745)	(182,913)	(175,896)	6,363
Tucows, Inc., Class A	Morgan Stanley	(1)	(74)	(74)	1
Upland Software, Inc.	Morgan Stanley	(1,386)	(56,470)	(63,604)	(7,181)
Verra Mobility Corp.	Morgan Stanley	(3,150)	(35,712)	(42,273)	(6,591)
WEX, Inc.	Morgan Stanley	(595)	(112,741)	(121,100)	(8,455)
Yext, Inc.	Morgan Stanley	(13,642)	(273,545)	(214,452)	59,051
Zuora, Inc., Class A	Morgan Stanley	(14,717)	(214,478)	(205,008)	9,183

		(145,950)	(4,605,791)	(5,156,651)	(570,833)

Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(6,014)	(33,821)	(63,027)	(29,535)
Ciena Corp.	Morgan Stanley	(2,566)	(126,023)	(135,613)	(9,697)
Coherent, Inc.	Morgan Stanley	(204)	(29,254)	(30,604)	(1,375)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(216)	(19,243)	(20,980)	(1,782)
Fabrinet (Cayman Islands)	Morgan Stanley	(1,458)	(101,739)	(113,126)	(11,596)
FARO Technologies, Inc.	Morgan Stanley	(675)	(40,734)	(47,675)	(7,005)
Harmonic, Inc.	Morgan Stanley	(268)	(1,787)	(1,981)	(194)
Infinera Corp.	Morgan Stanley	(17,961)	(130,925)	(188,231)	(58,747)
Insight Enterprises, Inc.	Morgan Stanley	(2,054)	(123,076)	(156,289)	(33,902)
IPG Photonics Corp.	Morgan Stanley	(128)	(25,348)	(28,645)	(3,317)
Itron, Inc.	Morgan Stanley	(1,338)	(89,943)	(128,314)	(38,448)
Knowles Corp.	Morgan Stanley	(57)	(1,041)	(1,051)	(9)

28

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Littelfuse, Inc.	Morgan Stanley	(157)	$(29,184)	$(39,982)	$(11,111)
Methode Electronics, Inc.	Morgan Stanley	(48)	(1,811)	(1,837)	(27)
National Instruments Corp.	Morgan Stanley	(2,622)	(98,150)	(115,211)	(17,323)
nLight, Inc.	Morgan Stanley	(3,088)	(73,988)	(100,823)	(27,191)
Novanta, Inc. (Canada)	Morgan Stanley	(148)	(15,849)	(17,497)	(1,758)
Plantronics, Inc.	Morgan Stanley	(1,712)	(21,023)	(46,275)	(26,472)
Pure Storage, Inc., Class A	Morgan Stanley	(2,855)	(53,593)	(64,552)	(11,125)
Rogers Corp.	Morgan Stanley	(346)	(41,876)	(53,730)	(12,158)
Seagate Technology PLC (Ireland)	Morgan Stanley	(317)	(20,847)	(19,705)	1,256
Stratasys Ltd. (Israel)	Morgan Stanley	(10,296)	(153,161)	(213,333)	(61,449)
Super Micro Computer, Inc.	Morgan Stanley	(523)	(14,292)	(16,558)	(2,379)
ViaSat, Inc.	Morgan Stanley	(3,736)	(143,498)	(121,980)	21,396
Viavi Solutions, Inc.	Morgan Stanley	(679)	(10,075)	(10,168)	(101)
Western Digital Corp.	Morgan Stanley	(4,666)	(202,020)	(258,450)	(59,455)
Xerox Holdings Corp.	Morgan Stanley	(3,427)	(77,898)	(79,472)	(2,740)

		(67,559)	(1,680,199)	(2,075,109)	(406,244)

Telecommunication Services
Boingo Wireless, Inc.	Morgan Stanley	(5,150)	(69,165)	(65,508)	3,822
Cogent Communications Holdings, Inc.	Morgan Stanley	(770)	(48,663)	(46,100)	2,161
Shenandoah Telecommunications Co.	Morgan Stanley	(430)	(23,985)	(18,598)	5,334
United States Cellular Corp.	Morgan Stanley	(584)	(21,316)	(17,923)	3,376

		(6,934)	(163,129)	(148,129)	14,693

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(4,240)	(108,988)	(132,882)	(24,256)
Allegiant Travel Co.	Morgan Stanley	(197)	(25,348)	(37,280)	(12,535)
Hawaiian Holdings, Inc.	Morgan Stanley	(3,413)	(47,240)	(60,410)	(13,491)
JB Hunt Transport Services, Inc.	Morgan Stanley	(322)	(44,175)	(44,001)	(280)
JetBlue Airways Corp.	Morgan Stanley	(1,897)	(28,418)	(27,582)	812
Kirby Corp.	Morgan Stanley	(1,278)	(62,339)	(66,239)	(4,207)
Matson, Inc.	Morgan Stanley	(2,464)	(100,441)	(140,374)	(41,293)
XPO Logistics, Inc.	Morgan Stanley	(91)	(8,654)	(10,847)	(2,414)

		(13,902)	(425,603)	(519,615)	(97,664)

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(347)	(5,568)	(5,712)	(323)
ALLETE, Inc.	Morgan Stanley	(3,550)	(190,701)	(219,887)	(32,004)
Ameren Corp.	Morgan Stanley	(2,003)	(160,056)	(156,354)	2,776
American States Water Co.	Morgan Stanley	(13)	(1,023)	(1,034)	(10)
Avangrid, Inc.	Morgan Stanley	(1,592)	(74,960)	(72,356)	2,030
Avista Corp.	Morgan Stanley	(824)	(31,548)	(33,075)	(1,733)
Black Hills Corp.	Morgan Stanley	(1,195)	(67,367)	(73,433)	(6,931)
California Water Service Group	Morgan Stanley	(319)	(14,728)	(17,236)	(2,659)
Edison International	Morgan Stanley	(72)	(4,456)	(4,523)	(106)
Entergy Corp.	Morgan Stanley	(810)	(86,216)	(80,870)	4,972
Essential Utilities, Inc.	Morgan Stanley	(1,989)	(85,753)	(94,060)	(8,735)

29

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
New Jersey Resources Corp.	Morgan Stanley	(4,018)	$(121,197)	$(142,840)	$(24,440)
NextEra Energy, Inc.	Morgan Stanley	(238)	(17,886)	(18,362)	(490)
Northwest Natural Holding Co.	Morgan Stanley	(57)	(2,700)	(2,621)	77
Ormat Technologies, Inc.	Morgan Stanley	(312)	(24,473)	(28,167)	(3,732)
Portland General Electric Co.	Morgan Stanley	(1,060)	(41,275)	(45,336)	(5,018)
PPL Corp.	Morgan Stanley	(4,008)	(112,078)	(113,026)	(1,582)
Sempra Energy	Morgan Stanley	(1,691)	(223,781)	(215,450)	6,380
SJW Group.	Morgan Stanley	(432)	(27,320)	(29,964)	(2,805)
South Jersey Industries, Inc.	Morgan Stanley	(830)	(18,343)	(17,887)	(105)
Southwest Gas Holdings, Inc.	Morgan Stanley	(302)	(18,944)	(18,347)	402
Unitil Corp.	Morgan Stanley	(3)	(130)	(133)	(2)

		(25,665)	(1,330,503)	(1,390,673)	(74,038)

Total Reference Entity — Short			(33,296,975)	(38,164,131)	(5,093,153)

Net Value of Reference Entity			$(23,827,176)	$(27,844,695)	$(4,183,227)

*	Includes $(165,700) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a corporate debt security with an end of period value of $728 and total return swaps with end of period unrealized depreciation of $(4,183,227), which are considered Level 2 as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

30